Registration No. 333-148676
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 44	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423, Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Senior Vice President, General Counsel and Secretary
Annuity Investors Life Insurance Company	Annuity Investors Life Insurance Company
P.O. Box 5423	P.O. Box 5423
Cincinnati, Ohio 45201-5423	Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)
KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this registration statement
It is proposed that this filing will become effective (check appropriate box)
     ☐     immediately upon filing pursuant to paragraph (b) of rule 485
     ☐     on (date) pursuant to paragraph (b) of Rule 485
     ☐     60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ☑     on May 1, 2010 pursuant to paragraph (a)(1) of Rule 485
     ☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
     ☐     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of interest in Annuity Investors Variable Account C under Access100 individual flexible premium deferred variable annuity contracts

ANNUITY INVESTORS VARIABLE ACCOUNT C
Access100 Contract—File No. 333-148676
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions
(Definitions used in specific sections are defined in those sections.)

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information
	(a)	Accumulation unit values	Condensed Financial Information; Appendix A
	(b)	Financial statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies
	(a)	Depositor	Annuity Investors Life Insurance Company ®
	(b)	Registrant	The Separate Account
	(c)	Portfolio companies	The Portfolios
	(d)	Portfolios prospectuses	The Portfolios
	(e)	Voting	Voting of Portfolio Shares
	(f)	Administrator	Not Applicable

6.	Deductions and Expenses
	(a)	Deductions	Fees and Charges; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
	(b)	Sales load	Not applicable
	(c)	Special purchase plans	Not applicable
	(d)	Commissions	Distribution and Compensation Arrangements
	(e)	Portfolio company expenses	Expense Tables
	(f)	Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts
	(a)	Persons with rights	Ownership Provisions; Annuitant Provisions; Beneficiary Provisions; Payees under the Contract; Voting of Portfolio Shares
	(b)	(i) Allocations of premium payments	Purchase Payments; Allocations to Investment Options; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
		(ii) Transfers	Transfers; Supplemental Prospectus—Guaranteed Living Withdrawal Benefit; Supplemental Prospectus—Guaranteed Minimum Withdrawal Benefit
		(iii) Exchanges	Not Applicable
	(c)	Changes in contracts or operations	The Contract; The Separate Account
	(d)	Inquiries	How Do I Contact the Company?
	(e)	Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies; Appendix B: Transfer Restrictions

1

Form N-4 Part A Item No.	Heading in Prospectus

8.	Annuity Period		Annuity Benefit; Settlement Options

9.	Death Benefit		Death Benefit; Settlement Options

10.	Purchases and Contract Values
	(a)	Purchases	Purchase Payments
	(b)	Impact of portfolio company investment
		performance	Purchase Payments
	(c)	Daily calculation	Purchase Payments; Definitions
	(d)	Underwriter	Distribution and Compensation Arrangements

11.	Redemptions
	(a)	Redemptions	Withdrawals and Surrenders
	(b)	Texas Optional Retirement Program	Not applicable
	(c)	Check delay	Withdrawals and Surrenders
	(d)	Involuntary redemption	Transfers; Our Right to Terminate
	(e)	Free look	Your Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Annuity Investors Life Insurance Company

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page

16.	Table of Contents		(SAI) Table of Contents

17.	General Information and History		(SAI) General Information and History

18.	Services
	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables
	(b)	Management contracts	Not Applicable
	(c)	Custodian	Not Applicable
		Independent auditors	(SAI) Experts
	(d)	Assets of registrant	Not Applicable
	(e)	Affiliated persons	Not Applicable
	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered
	(a)	Purchases	See Items No. 6(a), 6(b), 6(c) and 7(b) above
	(b)	Sales load	See Items No. 6(b), 6(c), 6(d) and 10(d) above
	(c)	Frequent transfer arrangements	Not Applicable

20.	Underwriters		See Item 10(d) above;
(SAI) Distribution of the Contracts

21.	Calculation of Performance Data

2

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

	(a)	Money market funded subaccounts	(SAI) Standardized Yield for the Money Market Subaccount
	(b)	Other subaccounts	(SAI) Performance Information

22.	Annuity Payments
(SAI) Form of Benefit Payments Under Settlement
Options; (SAI) Glossary of Financial Terms

23.	Financial Statements		(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
Access100®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
PROSPECTUS DATED MAY 1, 2010
This prospectus describes an individual flexible premium deferred annuity contract (the “Contract”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contract.
The Contract is available for tax-qualified and non-tax-qualified annuity purchases. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contract offers tax-deferred treatment of earnings, Annuity Benefits, a Death Benefit, and an optional Enhanced Death Benefit. The Contract offers only variable investment options.
The variable investment options are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contract currently offers 45 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.
TABLE TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
AIM Variable Insurance Funds
-Capital Development Fund-Series II Shares
-Global Real Estate Fund-Series II Shares
-International Growth Fund-Series II Shares
-Mid Cap Core Equity Fund-Series II Shares
-Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
-Large Company Value Fund-Class II
-Mid Cap Value Fund-Class II
-Vista SM Fund-Class I
Calamos® Advisors Trust
-Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Value Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.
-Service Shares
Dreyfus Stock Index Fund, Inc.
-Service Shares
Dreyfus Variable Investment Fund
-Money Market Portfolio
DWS Variable Series II
- Dreman Small Cap Value-Class XXX
- Global Thematic VIP-Class A
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Franklin Small Cap Value Securities Fund-Class 2
-Franklin U.S. Government Fund-Class 2
-Mutual Global Discovery Securities Fund-Class 2
-Mutual Shares Securities Fund-Class 2
-Templeton Foreign Securities Fund-Class 2
-Templeton Global Bond Securities Fund-Class 2
Janus Aspen Series
-Balanced Portfolio-Service Shares
-Enterprise Portfolio-Service Shares
-Janus Portfolio-Service Shares
-Overseas Portfolio-Service Shares
Neuberger Berman Advisers Management Trust
-Guardian Portfolio-Class S
Oppenheimer Variable Account Funds
-Capital Appreciation Fund-Service Shares
-Global Securities Fund-Service Shares
-Main Street Fund®-Service Shares
-Main Street Small Cap Fund-Service Shares
PIMCO Variable Insurance Trust
-High Yield Portfolio-Administrative Class
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
-Mid Cap Growth Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-Value Portfolio-Class I
Wilshire Variable Insurance Trust
-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

This prospectus includes information you should know before investing in a Contract. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2010, contains more information about the Separate Account and the Contract. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as other information regarding the Contract, the Separate Account or the Company) at the Securities and Exchange Commission web site: www.sec.gov. The registration number for the Contract is 333-148676.
NEITHER THE SECURITIES AND EXCHANGE COMMISSIION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
•	The Contract may be sold by a bank or credit union, but it is not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contract is not FDIC or NCUSIF insured.

•	The Contract involves investment risk and may lose value.
Contract Availability
The Contract is not available in all states. To find out if it is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contract is included on pages 13-14 of this prospectus.

TABLE OF CONTENTS

DEFINITIONS	5
EXPENSE TABLES	7
Table A: Contract Owner Transaction Expenses	7
Table B: Annual Expenses	7
Table C: Total Annual Portfolio Operating Expenses	8
Examples	9
FINANCIAL INFORMATION	11
Condensed Financial Information	11
Financial Statements	11
OVERVIEW	11
What is the Separate Account?	11
What Is the Contract?	11
What Benefits Are Available under the Contract?	11
What Are the Risks Related to the Contract?	11
How Do I Purchase or Cancel a Contract?	12
What Fees and Charges Apply to the Contract?	12
Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?	12
How Do I Contact the Company?	12
THE PORTFOLIOS	12
Overview	12
Portfolios, Share Classes, Advisors and Portfolio Investment Categories	13
THE FIXED ACCUMULATION ACCOUNT	15
PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS	15
Overview	15
Purchase Payments	15
Allocations to Investment Options	16
FEES AND CHARGES	16
Fees and Charges by the Company	16
TRANSFERS	18
Automatic Transfer Programs	19
Transfer Restrictions Related to Active Trading Strategies	20
WITHDRAWALS AND SURRENDERS	20
Withdrawals	20
Surrenders	20
Deferral of Payment	21
Systematic Withdrawal	21
CONTRACT LOANS	21
ANNUITY BENEFIT	22
DEATH BENEFIT	23
Definitions	23
Death Benefit	23
SETTLEMENT OPTIONS	26
THE CONTRACT	27
Your Right to Cancel	28
Our Right to Terminate	28
Ownership Provisions	28
Annuitant Provisions	29
Beneficiary Provisions	30
Payees under the Contract	30
ANNUITY INVESTORS LIFE INSURANCE COMPANY®	30
THE SEPARATE ACCOUNT	31
FIXED ACCUMULATION ACCOUNT	32
VOTING OF PORTFOLIO SHARES	32
DISTRIBUTION AND COMPENSATION ARRANGEMENTS	32

FEDERAL TAX MATTERS	34
Tax Deferral on Annuities	34
Tax-Qualified Retirement Plans	34
Nonqualified Deferred Compensation Plans	35
Summary of Income Tax Rules	36
Required Minimum Distributions	37
DELIVERY OF DOCUMENTS TO CONTRACT OWNERS	38
Reports and Confirmations	38
Householding	38
Electronic Delivery of Required Documents	38
THE REGISTRATION STATEMENT	38
STATEMENT OF ADDITIONAL INFORMATION	39
APPENDIX A: CONDENSED FINANCIAL INFORMATION	40
APPENDIX B: TRANSFER RESTRICTIONS	43
APPENDIX C: DEATH BENEFIT EXAMPLES	45

DEFINITIONS
The capitalized terms defined in this section of the prospectus will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contract, but which are not defined in this section, will be explained in the section of this prospectus where they are primarily used.
Account Value
•	The value of your interest in all of the Subaccounts.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Annuitant
The natural person on whose life Annuity Benefit payments are based. Annuity Benefit payments generally are made to the Annuitant as payee.
More information about the Annuitant is included in the Contract section of this prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Beneficiary
The person entitled to receive any Death Benefit that is to be paid under the Contract.
More information about the Beneficiary is included in the Contract section of the prospectus.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.”
Company
Annuity Investors Life Insurance Company®.
•	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which payment of an Annuity Benefit is to be made. The Annuity Commencement Date on the Contract effective date is shown on the Contract specifications page.
•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.
Contract
A contract described in this prospectus.
•	The term “Contract” includes any riders or endorsements to the Contract, any application for the Contract, and any application for a rider or an endorsement to the Contract.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Death Benefit
The benefit described in the Death Benefit section of the Contract.

Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account is not an investment option under the Contract. We use the Fixed Account to hold loan collateral.
Good Order
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. We will consider information or a request to be in “good order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Net Account Value
An amount equal to your Account Value as of the end of the applicable Valuation Period, reduced by:
•	any fees and charges that would apply upon surrender;
•	any applicable premium tax or other taxes not previously deducted; and
•	the outstanding balance of any loans.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
Owner
The owner of the Contract.
•	The words “you” and “your” in this prospectus also refer to the Owner.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payment
An amount received by us for the Contract. This amount is after the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account C, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this prospectus.
SEC
Securities and Exchange Commission.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for certain retirement savings arrangements. The Contract specifications page indicates whether the Contract is a Tax-Qualified Contract.
Valuation Date
Each day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.
Written Request
Information provided to us or a request made to us that is:

•	complete and satisfactory to us;
•	on our form or in a manner satisfactory to us; and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
Additional Details
The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated:

•	variable account value;

•	fixed account value;

•	Accumulation Unit Values; and

•	Benefit Unit Values.

EXPENSE TABLES
These tables describe the fees and expenses you will pay when you buy your Contract, during the time that you own your Contract, and when you withdraw money from your Contract.
Table A: Contract Owner Transaction Expenses
The first table describes the fees and expenses that you will pay at the time you buy your Contract, withdraw money from your Contract, surrender your Contract, annuitize your Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Early withdrawal charge on withdrawals and on surrender or annuitization	None	None
Transfer Fee	$25	$30
This fee currently applies to transfers in excess of 12 in any Contract Year
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Processing Fee	None	$50
Loan Interest Spread	3.00%	7.00%
Loans are available only on certain Tax Qualified Contracts. The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of your Account Value used to secure the loan. The maximum loan interest spread is based on a loan interest rate of 8%. A plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans, which could affect the loan interest spreads.

Table B: Annual Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of average account value.

			Contract with
		Contract with	Enhanced
		Enhanced	Death Benefit Rider
	Standard Contract	Death Benefit Rider	Issued Before 5/1/09
Annual Contract Maintenance Fee	$30	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.60%	1.85%	1.80%
Administration Charge	0.15%	0.15%	0.15%

Total Separate Account Annual Expenses	1.75%	2.00%	1.95%

If you surrender your Contract, we will apply the contract maintenance fee at that time.
The Enhanced Death Benefit Rider is optional. There is no separate charge for this Rider but, if you select the Rider when you buy your Contract, a higher mortality and expense risk charge will apply to your Contract. See the Death Benefit section of this prospectus for more information about this Rider.
Table C: Total Annual Portfolio Operating Expenses
The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.
TABLE TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.53%	2.74%
After contractual fee reductions and/or expense reimbursements Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. The shortest period will end on April 30, 2011 and the longest period will end [on December 31, 2012].	0.53%	1.60%
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2009. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust (Ibbotson portfolios) and the Wilshire Variable Insurance Trust (Wilshire portfolios) are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than funds that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
FOLLOWING PARAGRAPH TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	early withdrawal charges (described in Table A above);

•	annual contract maintenance fee and Separate Account annual expenses (described in Table B above); and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.
EXAMPLES TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Example 1: Contract with Optional Death Benefit Rider and Maximum Fund Operating Expenses
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee, the maximum Separate Account annual expenses, and the maximum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement
In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement
After reimbursement
By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.
Example 2: Contract with No Riders and Minimum Fund Operating Expenses
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	You do not select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee, the minimum Separate Account annual expenses, and the minimum Portfolio expenses are incurred.

In this table, we assume that you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period. We also assume that the applicable early withdrawal charge is incurred. In this case, your costs would be:

1 year	3 years	5 years	10 years

In this table, we assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the period. In this case, your costs would be:

1 year	3 years	5 years	10 years

By comparing the costs shown in the tables above, you can see the impact of early withdrawal charges on your costs.

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes:

•	year-end accumulation unit values for each Subaccount for the period ended December 31, 2008, and the year ended December 31, 2009; and

•	number of accumulation units outstanding as of the end of the period or year.

Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. When you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Is the Contract?
The Contract is an individual deferred variable annuity, which is an insurance product. It is a contract between you and the Company, under which we promise to pay a stream of payments to you at some future date. Like other variable annuities, it is designed to be a long-term investment, to meet retirement and other long-range goals.
The Contract offers only variable investment options to which you can allocate Purchase Payments. The value of your investment as a variable annuity owner will vary depending on the performance of the investment options you choose.
What Benefits Are Available under the Contract?

Annuity Benefit	If you annuitize your Contract, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. This feature helps protect you against the possibility that you will outlive your assets.

Death Benefit	We will generally pay a Death Benefit to your Beneficiary if you die before the Annuity Commencement Date and before you surrender the Contract.

Optional Enhanced Death Benefit	If you select the Enhanced Death Benefit Rider when you purchase your Contract, it will ensure that historical Account Values are considered in the calculation of the Death Benefit.

You cannot terminate this Rider after the Contract effective date.

Tax Deferral	Your Contract is tax-deferred. This means you pay no taxes on the interest and investment gains in your Contract until you withdraw money from your Contract. You may transfer money from one investment option to another within your Contract without paying tax at the time of the transfer.

If your Contract was issued in conjunction with a retirement arrangement that provides tax deferral, the Contract will not provide additional tax deferral and should be purchased for its other benefits and features.
What Are the Risks Related to the Contract?
•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.
•	Claims related to the annuity and death benefits are backed only by the claims paying ability of the Company.
•	If you withdraw money from your Contract or surrender your Contract before age 59 1/2, a penalty tax may be applicable.

How Do I Purchase or Cancel a Contract?
You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract are explained in Purchase Payments and Allocations to Investment Options section of this prospectus. More information about ownership of a Contract is included in The Contract section of this prospectus.
You may cancel your Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts before cancellation. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
What Fees and Charges Apply to the Contract?
We will charge the fees and charges listed below.
•	An annual Contract maintenance fee

•	A transfer fee for certain transfers among investment options

•	An administration charge

•	A mortality and expense risk charge

•	Premium taxes, if any
We may reduce or waive a fee or charge as discussed in the Fees and Charges section of this prospectus. The mortality and expense risk charge may never be entirely waived.
In addition to fees and charges under the Contract, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2009 are described in the prospectuses and statements of additional information for the Portfolios.
Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender or Annuitize the Contract?
We will deduct the annual Contract maintenance fee when you surrender your Contract. These charges and fees are described in the Fees and Charges section of this prospectus.
If you withdraw money from or surrender a Tax-Qualified Contract, the full amount withdrawn or surrendered is generally subject to income tax. If you withdraw money from or surrender any other Contract, only the amount representing gains is subject to income tax. If you are under age 59 1/2, the taxable amount is also generally subject to a 10% federal penalty tax. Tax consequences of a withdrawal or a surrender are described more fully in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement arrangements.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include your Contract number and your name. You may also call us at 1-800-789-6771 or contact us through our web site, www.gafri.com.
THE PORTFOLIOS
Overview
The Separate Account currently is divided into 45 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the Portfolio’s investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of the prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.
You are responsible for choosing Subaccounts and making allocations that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making these decisions, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you. You bear the risk that the value of your Contract may decline as a result of the performance of the Subaccounts you have chosen. Therefore, you should carefully consider any decisions regarding Purchase Payment allocations and transfers to a Subaccount. You should monitor and periodically re-evaluate your investment allocations to determine if they are still appropriate. We do not provide investment advice and we do not recommend or endorse any of the available investment options in the Contract.
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expense related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.
Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
TABLE TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
Portfolios, Share Classes, Advisors and Portfolio Investment Categories

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY
AIM Variable Insurance Funds
Capital Development Fund	Series II	Invesco Aim Advisors	Mid cap growth
Global Real Estate Fund	Series II	Invesco Aim Advisors	Specialty real estate
International Growth Fund	Series II	Invesco Aim Advisors	Foreign large cap growth
Mid Cap Core Equity Fund	Series II	Invesco Aim Advisors	Mid cap blend
Small Cap Equity Fund	Series II	Invesco Aim Advisors	Small cap blend

American Century Variable Portfolios, Inc.
Large Company Value Fund	Class II	American Century Investment Management	Large cap value
Mid Cap Value Fund	Class II	American Century Investment Management	Mid cap value
VistaSM Fund	Class I	American Century Investment Management	Mid cap growth
Calamos® Advisors Trust
Growth and Income Portfolio	N/A	Calamos Advisors	Asset allocation

Davis Variable Account Fund, Inc.
Value Portfolio	N/A	Davis Selected Advisors Sub-Advisor: Davis Selected Advisers-NY	Large cap blend

Dreyfus
The Dreyfus Socially Responsible Growth Fund, Inc.	Service	The Dreyfus Corporation	Large cap growth
Dreyfus Stock Index Fund, Inc.	Service	The Dreyfus Corporation Index Manager: Mellon Capitol Management Corporation*	Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	N/A	The Dreyfus Corporation	Money market

DWS Variable Series II

	SHARE		INVESTMENT
PORTFOLIO	CLASS	ADVISOR	CATEGORY
Dreman Small Cap Value XXX	Class XXX	XXX	XXX
Global Thematic VIP	Class A	Deutsche Investment Management Americas	Global large cap growth

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Asset allocation
Ibbotson Income/Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Asset allocation

Franklin Templeton Variable Insurance Products Trust
Franklin Small Cap Value Securities Fund	Class 2	Franklin Advisory Services, LLC	Small cap value
Franklin U.S. Government Fund	Class 2	Franklin Advisers, Inc.	Intermediate term government bond
Mutual Global Discovery Securities Fund	Class 2	Franklin Mutual Advisers, LLC	World stock
Mutual Shares Securities Fund	Class 2	Franklin Mutual Advisers, LLC	Large cap value
Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel Sub-Advisor: Franklin Templeton Investment Management	Foreign large cap value
Templeton Global Bond Securities Fund	Class 2	Franklin Advisers, Inc.	World bond

Janus Aspen Series
Balanced Portfolio	Service	Janus Capital Management	Balanced
Enterprise Portfolio	Service	Janus Capital Management	Mid cap growth
Janus Portfolio	Service	Janus Capital Management	Large cap growth
Overseas Portfolio	Service	Janus Capital Management	Foreign large cap growth

Neuberger Berman Advisers Management Trust
Guardian Portfolio	Class S	Neuberger Berman Management Sub-Advisor: Neuberger Berman	Large cap blend

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Service	OppenheimerFunds	Large cap growth
Global Securities Fund	Service	OppenheimerFunds	Large cap growth
Main Street Fund®	Service	OppenheimerFunds	Large cap blend
Main Street Small Cap Fund	Service	OppenheimerFunds	Small cap blend

PIMCO Variable Insurance Trust
High Yield Portfolio	Administrative	Pacific Investment Management Company	High yield bond
Real Return Portfolio	Administrative	Pacific Investment Management Company	Inflation-indexed bond
Total Return Portfolio	Administrative	Pacific Investment Management Company	Intermediate term bond

Van Kampen—The Universal Institutional Funds, Inc.
Mid Cap Growth Portfolio	Class I	Van Kampen**	Mid cap growth
U.S. Mid Cap Value Portfolio	Class I	Van Kampen**	Mid cap value
Value Portfolio	Class I	Van Kampen**	Large cap value

Wilshire Variable Insurance Trust
2015 ETF Fund	N/A	Wilshire Associates	Target maturity
2025 ETF Fund	N/A	Wilshire Associates	Target maturity
2035 ETF Fund	N/A	Wilshire Associates	Target maturity

*	Mellon Capital Management Corporation is an affiliate of The Dreyfus Corporation.

**	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Overview
You may purchase a Contract only through a registered securities representative.
The Contract is available for tax-qualified annuity purchases and non-tax-qualified annuity purchases.
•	Owners of Tax-Qualified Contracts must be between the ages of 18 and 85 on the Contract effective date.

•	Owners of other contracts must be between the ages of 0 and 85 on the Contract effective date.
To determine if you are eligible to purchase a Contract, we will use your age as of your last birthday.
We will allocate Purchase Payments to the available Subaccounts according to your instructions. You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging and portfolio rebalancing.
Purchase Payments
Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. Purchase Payments must be received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.
We must receive the initial Purchase Payment on or before the Contract effective date. We must receive each other Purchase Payment on or before the earliest of:
•	the Annuity Commencement Date;

•	a death for which a Death Benefit is payable; or

•	the date that the Contract is surrendered.
Current Restrictions on Purchase Payment Amounts

Minimum amounts	Tax Qualified Contract	Any Other Contract
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum amounts	Tax Qualified Contract	Any Other Contract
Maximum single Purchase Payment	$1,000,000 or Company approval	$1,000,000 or Company approval
We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.
Processing of Purchase Payments
We will apply your initial Purchase Payment to your account using the following rules.
•	If your application form is in good order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•	If your application form is not in good order, we will attempt to get the application form in good order within 5 business days. If the application form is not in good order at the end of 5 business days, we will inform you of the reason for the delay in processing your Purchase Payment and that the Purchase Payment will be returned immediately unless you specifically agree that we may keep the Purchase Payment until the application form is in good order. Once the application form is in good order, we will apply the Purchase Payment within 2 business days.
We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in good order. We will apply each additional Purchase Payment at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in good order.
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts. Allocation instructions must be made by Written Request.
Current Restrictions on Allocations
The minimum amount that you can allocate to any Subaccount is $10. We reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount during the right to cancel period. If you exercise your right to cancel the Contract and we have allocated your Purchase Payment(s) to the money market Subaccount during the right to cancel period, we will refund the greater of the Purchase Payment(s) or your Account Value, without deduction of an early withdrawal charge.
We may, in our sole discretion, restrict or prohibit allocations to Subaccounts from time to time on a nondiscriminatory basis. If at any time the amount allocated to an investment option is less than $500, we reserve the right to transfer the amount to the other investment options. Such a transfer will be in the same proportion as each of the other option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.
FEES AND CHARGES
Fees and Charges by the Company
We assess two types of fees and charges.

•	We assess fees and charges directly to your Contract. These fees and charges are the annual Contract maintenance fee, transfer fees, and premium taxes, as applicable. They are reflected in your Account Value.

•	We also assess charges against the Separate Account. These charges are the administration charge and the applicable mortality and expense risk charge. They are reflected in the Accumulation Unit Values.

Contract Maintenance Fee
The Contract Maintenance Fee offsets expenses that we incur in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$30.00 per year.

When and How Deducted
•     Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that the Contract is in effect. We deduct it pro rata from each investment option in which the Contract has an interest at that time.

• After the Commencement Date, we deduct a portion of the annual fee from each payment. We deduct a pro rata portion of the annual fee from each payment.

• We also deduct the full annual fee at the time of a surrender.

Waivers	• Before the Commencement Date if the Account Value is at least $50,000 on the date the fee is due.

• After the Commencement Date if the amount applied to a variable dollar benefit is at least $50,000.

• After the Commencement Date where required to satisfy state law.

• In our discretion where we incur reduced sales and servicing expenses.

Transfer Fee
The Transfer Fee offsets costs that we incur in administering the Contracts.

Amount of Fee	$25 for each transfer in excess of 12 in any Contract Year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When and How Deducted	Before the Commencement Date, we deduct this fee from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Administration Charge
The Administration Charge offsets expenses that we incur in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Mortality and Expense Risk Charge
The Mortality and Expense Risk Charge compensates us for assuming mortality and expense risks under the Contract.
•	We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•	We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Standard Contract
Daily charge equal to 0.004419% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.60%.

Contract with optional Enhanced Death Benefit Rider Daily charge equal to 0.0051158%of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.85%.

Contract issued with optional Enhanced Death Benefit Rider before May 1, 2009
Daily charge equal to 0.004976% of the daily accumulation unit value for each Subaccount, which corresponds to an effective annual rate of 1.80%.

When and How Deducted	Before the Commencement Date, we deduct this charge from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.

Definition of Net Asset Value
We use the term “net asset value” in the administration charge and mortality and expense risk charge tables above. This term means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Daily Charges in Leap Years
Because the administration charge and the mortality and expense risk charge are assessed on a daily basis, the effective annual rate of these charges may be slightly higher in leap years.
Premium Taxes
Currently some state governments impose premium taxes on annuities. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.

Maximum Charges
Except as described above, we will never charge more to your Contract than the fees and charges described in the tables above, even if our actual expenses exceed the total fees and charges we collect.
•	If the distribution expenses we incur in selling the Contracts are greater than the early withdrawal charges we collect, we will use our general account assets to pay these distribution expenses. Our general account assets may include amounts derived from mortality and expense risk charges.

•	If our total expenses related to the Contracts are greater than the total fees and charges we collect from the Contracts, we will use our general account assets to pay our expenses.

•	If the fees and charges we collect from the Contracts are greater than our total expenses related to the Contracts, the excess will be profit to us and will not be returned to you.

Expenses of the Portfolios
In addition to fees and charges by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.
Discretionary Waivers of Fees or Charges
To determine if we will waive a fee or charge, in part or in full, due to reduced sales and servicing expenses, we will look at the relevant factors including the total amount of Purchase Payments to be received, and any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where the waiver would be unfairly discriminatory to any person.
State Limitations
In some states, our ability to waive fees or charges may be limited by applicable laws, regulations or administrative positions.
TRANSFERS
Before the Commencement Date, you may transfer amounts among Subaccounts.
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to or from a Subaccount at the next Accumulation Unit Value calculated after we receive the transfer request in good order.
Current Restrictions on Transfers from the Subaccounts
Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.
We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or the on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion. If the amount allocated to a Subaccount is less than $500, we reserve the right to transfer the amount to the other Subaccounts and the. If the amount allocated to the is less than $500, we reserve the right to transfer the amount to the Subaccounts. If we exercise this right, the transfer will be in the same proportion as each of the other investment option’s value is to the total Account Value, as of the end of the Valuation Period that precedes the transfer, less the amount transferred.
Current Restrictions on Transfers from the Subaccounts
Each transfer from a Subaccount must be at least $500 or the balance of your interest in the Subaccount, if less than $500.
How to Request a Transfer
Currently, you may make a transfer request by any of the following methods:
•	by Written Request;

•	by telephone at 1-800-789-6771;

•	by facsimile at 513-768-5115; or

•	over the Internet through our web site at www.gafri.com.

All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract owners.
Automatic Transfer Programs
Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching among the investment options available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging or portfolio rebalancing, orand transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for automatic transfer and systematic withdrawal programs described in this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Minimum Account and
Transfer
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
Automatic transfers from the money market Subaccount to any other Subaccount(s) You may select monthly or quarterly transfers under this program.	Source of funds must be at least $10,000.
Minimum for each transfer is $500.
		When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter.
Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatic transfers among the Subaccounts to maintain the percentage allocations that you have selected.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging.
Changes in or Termination of Automatic Transfer Programs
You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail or by facsimile at 513-768-5115. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.

Transfer Restrictions Related to Active Trading Strategies
Neither the Contract described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. For example, under our policies, if a Contract owner engages in more than 12 transfer events in one Contract Year, we will require him or her to submit transfer requests via regular first-class U.S. mail for the remainder of that Contract Year. Transfer restrictions may vary by state.
Appendix B to this prospectus contains more information about these processes and restrictions.
WITHDRAWALS AND SURRENDERS
Withdrawals
You may take withdrawals from your Contract at any time before the earliest of:
•	the Annuity Commencement Date;
•	a death for which a Death Benefit is payable; or
•	the date that the Contract is surrendered.
The right to withdraw may be restricted under certain tax-qualified retirement arrangements.
Withdrawals must be made by Written Request. The amount available for withdrawal will be the Net Account Value of your Contract as of the end of the Valuation Period in which we receive your withdrawal request. This amount may be limited by tax law or employer plan restrictions on withdrawals. The amount of each withdrawal must be at least $500. No withdrawal can be made that would reduce the Net Account Value of your Contract to less than $500. The $500 minimum does not apply to withdrawals made under a systematic withdrawal program.
A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts. Unless the Written Request states otherwise, the reduction in each Subaccount will be in the same proportion as the reduction in the total Account Value. If you wish to specify the investment options from which the withdrawal is to be taken and the amount to be taken from each specified investment option, you must include this information in the Written Request.
A withdrawal is effective on the Valuation Date during which we receive the Written Request for withdrawal in good order. A withdrawal that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in good order.
Tax consequences of a withdrawal are described in the Federal Tax Matters section of this prospectus.
Surrenders
You may surrender your Contract in full at any time before the earlier of:
•	the Annuity Commencement Date; or

•	a death for which a Death Benefit is payable.

A full surrender will terminate the Contract including any applicable riders. The right to surrender may be restricted under certain tax-qualified retirement arrangements.
A surrender must be made by Written Request. The amount available for surrender will be the Net Account Value at the end of the Valuation Period in which the Written Request for surrender is received by us.
A surrender is effective on the Valuation Date during which we receive the Written Request for surrender in good order. A surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in good order.
Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus.

Deferral of Payment
We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:
•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;
•	when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the net assets in the Separate Account; or
•	when the SEC permits a suspension or delay in payment for the protection of security holders.
Systematic Withdrawal
Before the Annuity Commencement Date, you may elect to automatically withdraw money from your Contract. Your Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.
You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.
Currently, we do not charge a fee to participate in a systematic withdrawal program. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of your Contract than if annuitization were elected. Systematic withdrawals will reduce the amount available under the Free Withdrawal Privilege described above.
For more information about a systematic withdrawal program, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.
CONTRACT LOANS
We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract.
We will charge interest on these loans. The maximum rate of interest that we will charge will be 8% or such other higher rate that may be required by the plan administrator or an employer retirement plan that controls the Contract. We may also impose a fee, in such amount as we may determine to be reasonable, to process a loan. The maximum amount of the loan processing fee is $50.
These loans will be secured with an interest in your Contract. If loans are available under your Contract and you borrow money under the loan provisions, we may require you to hold the amount necessary to secure all loans under your Contract (“collateral amount”) in the Fixed Account. Generally we require the collateral amount to be 110% of the outstanding loan balance.
To meet this requirement, it may be necessary for you to transfer funds to the Fixed Account from the Subaccounts to which you have allocated your Account Value. If you do not make the necessary transfer, we will transfer the applicable collateral amount on a pro rata basis from such Subaccounts to the Fixed Account.
The Fixed Account is part of the Company’s general account. Interests in the Fixed Account are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Account and the interest credited on those amounts so long as those amounts remain in the Fixed Account. Your Contract contains more information about the Fixed Account, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts held in the Fixed Account.
The collateral amount held in the Fixed Account will earn a fixed rate of interest. The minimum rate of interest that we will credit to the collateral amount will be the greater of 1% or the Fixed Account guaranteed interest rate stated in the applicable loan endorsement to the Contract. The difference between the amount of interest we charge on a loan and the amount of interest we credit to the collateral amount is called the “loan interest spread.” The current “loan interest spread” is 3%.
If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.
Loan amounts, repayment requirements and default procedures are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
An outstanding loan balance affects the Account Value, the Net Account Value, the amount of the Annuity Benefit, and the amount of the Death Benefit. In addition, a loan, whether or not repaid, will have a permanent effect on the Account Value because the collateral amount cannot be allocated to the Subaccounts. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable depending on market performance during the loan period.
For more information about loans, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.
ANNUITY BENEFIT
When the Contract is annuitized, we promise to pay you a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you.
Annuity Commencement Date
The Annuity Commencement Date as of the Contract effective date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.
•	You many not change the Annuity Commencement Date to a date earlier than the first Contract Anniversary.
•	You may not change the Annuity Commencement Date to a date later than the Contract Anniversary following the 95th birthday of the eldest Owner, unless we agree.
Annuity Benefit Amount
The Account Value as of the Annuity Commencement Date will be used to provide Annuity Benefit payments. The amount used to provide Annuity Benefit payments will be reduced by any fees and charges under the Contract, the outstanding balance of any loans, and applicable premium tax or other taxes not previously deducted.
The Account Value will be reduced by:
•	any fees and charges under the Contract;
•	the outstanding balance of any loans; and
•	applicable premium tax or other taxes not previously deducted.
Form of Annuity Benefit Payments
You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.
If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Annuity Benefit payments are made for life and are guaranteed to be paid for at least 10 years.

Annuity Benefit Distribution Rules
Any settlement option election or change of a settlement option election is subject to the Annuity Benefit Distribution Rules provision of the Contract. These rules are summarized below.

For a Tax Qualified Contract	Annuity Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

For any other Contract	Annuity Benefit payments that are still payable after the death of the person controlling the payments must be made at least as rapidly as payments were being made at the time of death.
DEATH BENEFIT
Definitions
Death Benefit Commencement Date
The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum.
Death Benefit Valuation Date
The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit or (2) the Death Benefit Commencement Date.
Due Proof of Death
A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.
Death Benefit
A Death Benefit is payable under your Contract if, before the Annuity Commencement Date and before the Contract is surrendered:
•	an Owner dies; or
•	an Owner is a non-natural person and the Annuitant dies.
For this purpose, a trustee is considered to be a non-natural person, and the death of an individual who owns the Contact as a trustee will not be treated as the death of an Owner.
No Death Benefit will be paid until we receive Due Proof of Death. Only one Death Benefit will be paid under the Contract. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated. If your surviving spouse (or your civil union partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.
Death Benefit Amount under the Standard Contract
The amount of the Death Benefit will be based on the greater of:
•	the Account Value on the Death Benefit Valuation Date; or
•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals, including withdrawals to pay charges.
Enhanced Death Benefit Rider
We offer an enhanced Death Benefit through an optional rider to the Contract. To select this Rider, you must make a Written Request. We must receive your Written Request before the Contract effective date.
You may not select this Rider if you or the eldest Owner will be age 80 or older on the Contract effective date. You may not voluntarily terminate this Rider after the Contract effective date.
If you select this Rider, we will increase the annual mortality and expense risk charge applicable to your Contract. The 0.25% increase will compensate us for the additional mortality and expense risk that we assume under the Rider. (For

Contracts issued with the Enhanced Death Benefit Rider before May 1, 2009, we increased the annual mortality and expense risk charge by 0.20%.)
If you select this Rider, the amount of the Death Benefit will be based on the greatest of:
•	the Account Value on the Death Benefit Valuation Date;
•	the total of all Purchase Payments received by us, reduced proportionally for any withdrawals including withdrawals to pay charges; or
•	the Historic High Value as described below.
Historic High Value. The Historic High Value after the first Contract Anniversary is your largest Account Value on any Contract Anniversary that is before the Death Benefit Valuation Date and before the 80th birthday of the eldest Owner (“largest account value”), reduced by an amount proportionate to any reduction in the Account Value due to a withdrawal after this “largest account value” was reached and any related fees or charges.
There is no Historic High Value before the first Contract Anniversary. The Death Benefit under this Rider before the first Contract Anniversary is effectively the same as the Death Benefit under the standard Contract.
Other Information about the Death Benefit Amount

•	Any reduction that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of withdrawal. An example of how a withdrawal impacts the Death Benefit is provided in Appendix C.

•	The Death Benefit under this Rider will be reduced by any fees or charges due under this Contract, by any applicable premium tax or other taxes not previously deducted, and by the outstanding balance of any loans.
•	We will accrue interest on the Death Benefit payable under the Rider as required by law. Any interest will be added to the Death Benefit to be paid.
Allocations and Transfers of Death Benefit Amount
On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.
Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts. These transfers are subject to the limitations described in the Transfers section and Appendix B of this prospectus.
Death Benefit Commencement Date
The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death for which the Death Benefit is payable. If no designation is made, then the Death Benefit Commencement Date will be one year after the date of death.
Form of Death Benefit Payments
You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with this election.
The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.
If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.
If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. Under this settlement option, Death Benefit payments end after 4 years.

If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account is called the Great American Benefit Choice Account. We send the beneficiary a personalized “checkbook” for this account. The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.
•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.
•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.
Application of a Death Benefit to a Settlement Option
When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value on the Death Benefit Commencement Date.
The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.
Death Benefit Distribution Rules
Any designation of the Death Benefit Commencement Date, any election of the form of death benefit payments, and any change in the designation or the election is subject to the Death Benefit Distribution Rules provision of the Contract. These rules are summarized below.

For a Tax Qualified Contract	Death Benefit payments must meet the required minimum distribution rules set out in the tax qualification endorsement.

For any other Contract	The Death Benefit must be paid either:
• in full within 5 years of death; or
• over the life of the Beneficiary or over a period certain not exceeding the Beneficiary’s life expectancy, with payments at least annually starting within one year of death.
Step Up in Account Value for Successor Owner
If your spouse (or your civil union partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.
•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or your civil union partner) had not become the successor owner.
•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.
If the Account Value is increased under this provision, we will add the amount in the same proportion as the value of each Subaccount is to the total Account Value as of the end of the Valuation Period that precedes the Death Benefit Valuation Date. Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.
SETTLEMENT OPTIONS
We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.
We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. Fixed periods shorter than 5 years are generally not available under any settlement option. A fixed period of less than 5 years is available only as a Death Benefit settlement option. All elected settlement options must comply with pertinent laws and regulations.
Once payment begins under a settlement option that is contingent on the life of a specified person or persons (Option B and Option C), the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options (Option A) may be commuted on a basis acceptable to you and us at the time of the commutation request.

Option	Description

Option A Income for a Fixed Period	We will make periodic payments for a fixed period of time that you select (5 to 30 years).

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for as long as you live (or as long as the person on whose life benefit payments are based lives). If you die (or the person on whose life benefit payments are based dies) during the fixed period of time that you select, we will make periodic payments for the rest of the period.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. If the secondary person on whose life benefit payments are based survives the primary person, we will make one-half of the periodic payment until the death of the secondary person.
We will use the Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, to compute all guaranteed settlement option factors, values, and benefits under the Contract.
Payments under Settlement Options
Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
If payment under a settlement option depends on whether a specified person is still alive (Option B and Option C), we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. For purposes of calculating payments based on the age of a person, we will use the person’s age as of his or her last birthday.
If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.
We may modify minimum amounts, payment intervals, and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.
Form of Benefit Payments under Settlement Options
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account.

However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
No transfers between fixed dollar payments and variable dollar payments will be allowed after the Commencement Date. Twelve months or more after the Commencement Date, the person controlling payments may transfer all or part of the Benefit Units upon which variable dollar payments are based from the Subaccount(s) then held to Benefit Units in other Subaccount(s) that are then available. Such transfers of Benefit Units may not occur more than once in any 12 month period and are subject to the limitations on transfers described in the Transfers section and Appendix B of this prospectus.
Nonhuman Payees under a Settlement Option
Except as stated below, the primary payee under a settlement option must be a human being. All settlement option payments during his or her life must be made by check payable to the primary payee or by electronic transfer to a checking or savings account owned by the primary payee. Settlement option payments may be made as a tax-free exchange, transfer, or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
A nonhuman Owner or Beneficiary may be the primary payee. We may make other exceptions in our discretion.
Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, also affects the amount by which variable dollar payments increase or decrease.
The Statement of Additional Information contains more information about the Annuity Benefit, the Death Benefit, benefit payment forms, benefit payment calculations, and the assumed daily investment factor.
THE CONTRACT
Your Contract is an agreement between you and the Company. Values, benefits and charges are calculated separately for your Contract.
Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
We may make any changes to the Contracts required by the Investment Company Act of 1940 or other federal securities laws or by federal or state law regulating variable annuities. In addition, we may make any changes necessary to maintain the status of the Contracts as annuities under the Internal Revenue Code. To the extent required by applicable law, we will obtain approval from federal and state regulators and Contracts owners and we will notify you of such changes.
At our discretion, we may suspend or discontinue sales of the Contracts.

Your Right to Cancel
You may cancel your Contract by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent or producer who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid.
If you cancel your Contract as set forth above, your Contract will be void and we will refund the Purchase Payments made for it plus any investment gains or minus any investment losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.
Federal law or the law of the state where you live may vary your cancellation rights.
•	When required by state or federal law, we will refund Purchase Payments without any investment gain or loss.

•	When required by state or federal law, we will refund Purchase Payments in full, without deducting any fees or charges.

•	When required by state law, the right to cancel period may be longer than 20 days.
The cover page of your Contract explains the cancellation rights specific to your Contract.
During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment. If you exercise your right to cancel the Contract and we have allocated your Purchase Payments to the money market Subaccount during the right to cancel period, we will refund the greater of the Purchase Payments or your Account Value,.
Our Right to Terminate
We reserve the right to terminate your Contract at any time that the Net Account Value is less than $500. If we terminate your Contract, we will pay you the Net Account Value.
Ownership Provisions
Owner
The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse at any time while you own this Contract, the laws of that state may vary your ownership rights.
An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If an Owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract. A trustee that owns a Contract is considered to be a non-natural person for all purposes under the Contract.
Successor Owner
In some cases, your spouse (or your civil union partner/domestic partner/same-gender spouse in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if a Death Benefit is payable on account of your death and your spouse (or your civil union partner/domestic partner/same-gender spouse) is the sole Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or your civil union partner/domestic partner/same-gender spouse) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. A successor owner will succeed to all rights of ownership under the Contract except the right to name another successor owner.
As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after you death the contract values must be distributed in a manner that complies with these rules.
Civil Union Partners, Domestic Partners and Same-Gender Married Couples

The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.
Joint Owners
•	For a Tax Qualified Contract No joint owner is permitted.

•	For any other Contract
Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.
A surviving joint owner who is not the spouse (or civil union partner in applicable states) of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.
Transfer of Ownership
•	For a Tax Qualified Contract You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract
You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences.
Assignment

•	For a Tax Qualified Contract You may not pledge, charge, encumber, or in any way assign your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

•	For any other Contract
You may assign all or any part of your rights under this Contract except (1) the right to designate or change a Beneficiary; (2) the right to designate or change an Annuitant; (3) the right to transfer ownership; and (4) the right to elect a settlement option. The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity or tax effects of any assignment. If an assignment is allowed, then the rights of an assignee, including the right to any payment under the Contract, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.
Annuitant Provisions
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
Annuitant
•	For a Tax Qualified Contract
The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.

•	For any other Contract
The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
You generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.

Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Beneficiary Provisions
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).
•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.

•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.

•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
Payees under the Contract
A payee is a person to whom benefits are paid under this Contract.
Payees
•	For a Tax Qualified Contract You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit. The Beneficiary is the payee of the Death Benefit.

•	For any other Contract
The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.
The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees
A designation or change of payee must be made by Written Request. Irrevocable naming of a payee other than the Owner can have adverse tax consequences.
In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee at any time will change this.
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity contracts. The administrative office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202. The Company is an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed maturity securities, equity securities and derivatives. Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility and prepayment risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC.
The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.
Separate Account Changes. If we deem it to be in the best interest of persons having voting rights under the Contracts, we may operate the Separate Account as a management company or any other form permitted by law; de-register the Separate Account in the event such registration is no longer required; or combine the Separate Account with one or more separate accounts. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.
New Subaccounts. We may establish new Subaccounts when, we determine in our sole discretion, that marketing, tax, investment or other conditions warrant this action. Any new Subaccounts will be made available to existing owners on a nondiscriminatory basis to be determined by us.
Changes to Subaccounts. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. If a Subaccount or the corresponding Portfolio is no longer available, we will stop accepting allocations to the Subaccount. We may substitute the shares of a different portfolio for shares of the underlying Portfolio held by the corresponding Subaccount. We may also substitute a different class of portfolio shares for the class of Portfolio shares held by a Subaccount.
We may make these substitutions or other changes to the Subaccounts or underlying Portfolios due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. If we take any of these actions, we will make such changes in the Contracts as may be necessary or appropriate to reflect such action. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners and we will notify you of such changes.
We review the Portfolios periodically and we may limit the availability of any Portfolio to new Purchase Payments and/or transfers if we determine that the Portfolio no longer satisfies our selection criteria, the corresponding

Subaccount has not attracted significant allocations from Contract owners, or it is in the best interest of persons having voting rights under the Contracts. We will notify you of such limitations. In addition, to the extent required by applicable law, we will obtain approval from federal and state regulators and Contract owners of such limitations.
VOTING OF PORTFOLIO SHARES
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios.
Before the Commencement Date, we will vote Portfolio shares according to instructions we receive from owners of contracts who have a voting interest in the applicable Subaccount, unless we are permitted to vote shares in our own right. We will also vote or abstain from voting shares for which we receive no timely instructions and shares that we hold as to which owners have no beneficial interest. We will vote or abstain from voting such shares in proportion to the voting instructions we receive from owners of all contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.
We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
After the Commencement Date, neither the Owner, beneficiary nor payee has any voting or other interest in the Separate Account.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Principal Underwriter and Selling Firms
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the variable annuity products that we issue (the “AILIC Contracts”). Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is an indirect wholly owned subsidiary of American Financial Group, Inc. and, as a result, is an affiliate of the Company.
We have entered into a distribution agreement with GAA for the distribution and sale of AILIC Contracts. Pursuant to this agreement, GAA offers AILIC Contracts for sale through its registered representatives and through registered representatives of unaffiliated broker-dealers (the “selling firms”).
GAA and the selling firms are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority (“FINRA”). All registered representatives (the “sales representatives”) who sell AILIC Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
Pursuant to the distribution agreement with GAA, we pay sales compensation to GAA as the principal underwriter and for the sale of AILIC Contracts by its sales representatives. In turn, GAA pay sales compensation to all selling firms for the sale of AILIC Contracts by their sales representatives. We paid the following amounts to GAA for the last three years: $802,498 for 2008, $855,827 for 2007, and $905,210 for 2006.
No specific charge is assessed directly to the Separate Account or directly to owners of the contracts described in this prospectus at the time of purchase to cover commissions and other incentives or payments we make in connection with their distribution. However, we intend to recoup commissions and other sales expenses and incentives we pay through the early withdrawal charges and other fees and charges we deduct under the variable annuity products that we issue and through other corporate revenue.
You should be aware that GAA, the selling firms and their sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for GAA, the selling firm or their sales representatives to recommend or sell an AILIC Contract to you. You may wish to take these payments into account when considering and evaluating such recommendation.

Compensation Paid to GAA and All Selling Firms
Compensation to GAA and the selling firms takes the form of sales commissions and certain types of non-cash compensation, such as compensation for conference or seminar trips and certain gifts. Sales commissions may vary by the selling firm but the commissions payable up-front on sales of AILIC Contracts are not expected to exceed 8.5% of purchase payments. Some sales representatives may elect to receive a lower commission on purchase payments along with a quarterly or monthly payment based on contract value for so long as the contract remains in effect. These quarterly or monthly payments are sometimes called a trail commission. Trail commissions are not expected to exceed 1.25% of contract value on an annual basis. The selling firm may be required to return commissions related to the sale of a particular AILIC Contract if certain events occur in the first contract year such as cancellation of that contract, withdrawals from that contract, surrender of that contract, or a death that would give rise to a death benefit under that contract. We pay different commissions based on which AILIC Contract is sold and we generally pay lower compensation on sales of Contracts to older owners or participants.
GAA and some selling firms employ individuals called “wholesalers” in the sales process who provide sales support and training to sales representatives. Compensation paid to wholesalers may be based on purchase payments or contract value.
A sales representative typically receives a portion of the sales compensation paid to his or her selling firm, depending on the agreement between the selling firm and its sales representatives and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits.
Ask your sales representative for additional information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of an AILIC Contract. Also inquire about any revenue sharing arrangements that the Company and its affiliates may have with the selling firm, including the conflicts of interest that such arrangements may create.
The Statement of Additional Information includes more information about the compensation that we pay to GAA and additional compensation that GAA pays to selected selling firms.

FEDERAL TAX MATTERS SECTION TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and	Nonqualified Deferred
	Plans	Compensation Plans	Other Annuity Contracts
Plan Types	• IRC §401 (Pension, Profit—Sharing, 401(k))	• IRC §409A	IRC §72 only
	• IRC §403(b) (Tax-Sheltered Annuity)	• IRC §457 (Nongovernmental §457)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §402A (Roth TSA or Roth 401(k))
• IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.
However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS
Reports and Confirmations
At least once each Contract Year, we will mail reports of your Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.
If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-148676.
Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Annuity Investors Life Insurance Company
General Information and History
State Regulations
Services
Safekeeping of Separate Account Assets
Records and Reports
Experts
Distribution of the Contracts
Performance Information
Standardized Total Return—Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return—Cumulative Total Return
Standardized Yield for the Money Market Subaccount
Benefit Unit Transfer Formulas
Federal Tax Matters
Taxation of Separate Account Income
Tax Deferral on Non-Tax-Qualified Contracts
Financial Statements
Copies of the Statement of Additional Information dated May 1, 2010 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

Annuity Investors Variable Account C
Request for Statement of Additional Information

Name:

Address:

City:	State:	Zip:

CONDENSED FINANCIAL INFORMATION TO BE UPDATED BY 485(B) POST EFFECTIVE AMENDMENT
APPENDIX A: CONDENSED FINANCIAL INFORMATION

	Number of		Number of
Standard	Standard	Enhanced	Enhanced
(1.75% Total	(1.75% Total	(1.95% Total	(1.95% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series II Shares (Inception Date 5/1/2008)
5.766107	320.241	5.758201	186.259	12/31/2008
AIM V.I. Global Real Estate Fund-Series II (Inception Date 5/1/2008)
5.437471	404.276	5.429994	32.648	12/31/2008
AIM V.I. International Growth Fund-Series II (Inception Date 5/1/2008)
6.223396	9.960	6.214861	0.000	12/31/2008
AIM V.I. Mid Cap Core Equity Fund-Series II (Inception Date 5/1/2008)
7.171892	159.471	7.162066	0.000	12/31/2008
AIM V.I. Small Cap Equity Fund-Series I (Inception Date 5/1/2008)
7.084301	9.900	7.074593	0.000	12/31/2008
AllianceBernstein VPS International Value Portfolio-Class B (Inception Date 5/1/2008)
4.787477	9.920	4.780896	0.000	12/31/2008
American Century VP Large Company Value Fund-Class II (Inception Date 5/1/2008)
6.533709	9.820	6.524745	0.000	12/31/2008
American Century VP Mid Cap Value Fund-Class II (Inception Date 5/1/2008)
7.596018	9.790	7.585611	0.000	12/31/2008
American Century VP VistaSM Fund-Class I (Inception Date 5/1/2008)
5.651894	10.000	5.644140	0.000	12/31/2008
Calamos Growth and Income Portfolio (Inception Date 5/1/2008)
7.177415	9.880	7.167584	0.000	12/31/2008
Davis Value Portfolio (Inception Date 5/1/2008)
6.103628	1,135.463	6.095247	323.776	12/31/2008
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares (Inception Date 5/1/2008)
6.862957	9.840	6.853555	0.000	12/31/2008
Dreyfus Stock Index Fund, Inc.-Service Shares (Inception Date 5/1/2008)
6.533424	1,982.002	6.524462	569.203	12/31/2008
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2008)
6.018251	9.860	6.009990	0.000	12/31/2008
Dreyfus VIF Money Market Portfolio (Inception Date 5/1/2008)
1.001636	243,487.625	1.000203	183,313.149	12/31/2008
DWS Variable Series II Global Thematic VIP-Class A (Inception Date 5/1/2008)
5.323694	9.920	5.316386	0.000	12/31/2008
FTVIP Franklin U.S. Government Fund-Class 2 (Inception Date 5/1/2008)
10.394984	2,428.423	10.380789	444.160	12/31/2008
FTVIP Mutual Shares Securities Fund-Class 2 (Inception Date 5/1/2008)
6.618078	4,800.220	6.609000	0.000	12/31/2008
FTVIP Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2008)
6.153120	10.040	6.144691	0.000	12/31/2008
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
7.617803	9.920	7.607379	0.000	12/31/2008
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
9.224418	1,241.912	9.211807	0.000	12/31/2008

	Number of		Number of
Standard	Standard	Enhanced	Enhanced
(1.75% Total	(1.75% Total	(1.95% Total	(1.95% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
6.943526	21,073.046	6.934003	0.000	12/31/2008
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2008)
8.433410	845.937	8.421879	0.000	12/31/2008
Janus Aspen Balanced Portfolio-Service Shares (Inception Date 5/1/2008)
8.263110	9.950	8.251810	0.000	12/31/2008
Janus Aspen Enterprise Portfolio-Service Shares (formerly Mid Cap Growth Portfolio) (Inception Date 5/1/2008)
5.582281	9.820	5.574611	0.000	12/31/2008
Janus Aspen Overseas Portfolio-Service Shares (formerly International Growth Portfolio) (Inception Date 5/1/2008)
4.651388	1,556.404	4.644991	554.144	12/31/2008
Janus Portfolio-Service Shares (formerly Large Cap Growth Portfolio) (Inception Date 5/1/2008)
6.307491	9.880	6.298842	0.000	12/31/2008
Neuberger Berman AMT Guardian Portfolio-Class S (Inception Date 5/1/2008)
6.502122	605.438	6.493200	0.000	12/31/2008
Oppenheimer Capital Appreciation Fund/VA-Service Shares (Inception Date 5/1/2008)
5.624514	330.648	5.616786	189.435	12/31/2008
Oppenheimer Global Securities Fund/VA-Service Shares (Inception Date 5/1/2008)
6.223134	894.981	6.214602	0.000	12/31/2008
Oppenheimer Main Street Fund®/VA-Service Shares (Inception Date 5/1/2008)
6.447719	9.890	6.438880	0.000	12/31/2008
Oppenheimer Main Street Small Cap Fund/VA-Service Shares (Inception Date 5/1/2008)
6.521761	9.820	6.512810	0.000	12/31/2008
PIMCO VIT High Yield Portfolio-Administrative Class (Inception Date 5/1/2008)
7.434006	9.990	7.423840	0.000	12/31/2008
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 5/1/2008)
8.901741	6,028.044	8.889573	418.479	12/31/2008
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 5/1/2008)
9.991103	5,881.315	9.977449	837.388	12/31/2008
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 5/1/2008)
9.166620	650.314	9.154096	0.000	12/31/2008
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2008)
5.533710	9.830	5.526115	0.000	12/31/2008
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 5/1/2008)
6.091834	176.695	6.083472	0.000	12/31/2008
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 5/1/2008)
6.759652	9.760	6.750380	0.000	12/31/2008
Wilshire 2015 ETF Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2008)
7.776667	9.920	7.766021	0.000	12/31/2008
Wilshire 2025 ETF Fund (formerly 2025 Moderate Fund (Inception Date 5/1/2008)
7.442562	9.900	7.432359	0.000	12/31/2008
Wilshire 2035 ETF Fund (formerly 2035 Moderate Fund (Inception Date 5/1/2008)
7.048757	9.880	7.039096	0.000	12/31/2008
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract owners, annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values
•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests
•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract owners, annuitants, and beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences. In addition, it is possible that, despite the adoption and implementation of these restrictions, some market timing activity may occur while other market timing activity is prohibited.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. These reports provide us with information about Contract owners (or third parties acting on their behalf) who have engaged in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. Our policies require us to adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer	We will mail a letter to the Contract owner notifying the Contract owner that:
events in one quarter of a Contract Year
•   we have identified the Contract owner as a person engaging in harmful trading practices; and

•   if the Contract owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.

Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event
•	the total assets of the Portfolio involved in the transfer event
•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
Our transfer restrictions are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.
Trading Restrictions and Redemption Fees Imposed by Portfolios
The Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception. In addition, the Portfolios may impose redemption fees. We reserve the right to implement, administer and collect redemption fees imposed by any Portfolio. You should read the prospectuses of the Portfolios for more details about their ability to impose trading restrictions and redemption fees.
Information Sharing
As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:
•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and
•	To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

APPENDIX C: DEATH BENEFIT EXAMPLES
Example of Determination of Death Benefit Amount under the Basic Contract
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the Standard Contract.
This example assumes:
•	your total Purchase Payments equal $100,000;
•	your Account Value is $90,000; and
•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	-11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

Example of Determination of Death Benefit Amount under the Optional Enhanced Death Benefit Rider
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount under the optional Enhanced Death Benefit Rider.
This example assumes:
•	your total Purchase Payments equal $100,000;
•	your Account Value is $90,000;
•	the Historic High Value is $140,000 and
•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction in the Purchase Payments.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	-11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Calculate the proportional reduction in the Historic High Value.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	Historic	x 11.1111%	Percentage	= $15,556	Proportional
	High Value		Reduction		Reduction
Step Four: Calculate the reduced Historic High Value amount.

Historic High Value	$140,000
Less proportional reduction for withdrawals	-15,556

Historic High Value reduced for withdrawals	$124,444
Step Five: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by the balance of any outstanding loans.

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Access100 Contracts
ContributorPlus Contracts
Flex(b) Contracts
Transition20 Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with Access100 Contracts, ContributorPlus Contracts, Flex(b) Contracts, and Transition20 Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2009, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

• Access100 Contract	333-148676

• ContributorPlus Contract	333-148459

• Flex(b) Contract	333-148444

• Transition20 Contract	333-148387
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

1

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

2

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Rider activated		Rider activated
	before May 1, 2009		on or after May 1, 2009
	Current	Maximum	Current	Maximum
	Charge*	Charge	Charge*	Charge

Guaranteed Lifetime Withdrawal Benefit Rider
Basic Rider (Lifetime GRIP)	0.65%	1.50%	1.30%	1.50%
Rider with Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	1.60%	1.80%
Rider with Spousal Benefit (Lifetime GRIP with Spousal Benefit)	0.80%	1.80%	1.60%	1.80%
Rider with Enhanced Benefit and Spousal Benefit (Lifetime GRIPplus with Spousal Benefit)	0.95%	2.10%	1.90%	2.10%
Guaranteed Minimum Withdrawal Benefit Rider (PayPlan)	0.40%	1.00%	0.80%	1.00%
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

*   The current charges set out in the table are the Rider charges as of May 1, 2009. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

3

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
SUPPLEMENT TO EXAMPLES FOR ACCESS100 CONTRACTS
The following information supplements the Examples section in the Access100 Contract prospectus.
Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider and Maximum Fund Operating Expenses and Rider Charges
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 2.00% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that:
•	you surrender your Contract at the end of the indicated period and the applicable early withdrawal charge is incurred; or

•	you annuitize your Contract for a fixed period of less than 10 years at the end of the indicated period and the applicable early withdrawal charge is incurred.
•	Table #2 assumes that:
•	you keep your Contract and leave your money in your Contract for the entire period; or

•	you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the indicated period.
Table #1: If you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$720	$2,224	$3,823	$8,311
After reimbursement	$610	$1,904	$3,305	$7,351
Table #2: If you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$720	$2,224	$3,823	$8,311
After reimbursement	$610	$1,904	$3,305	$7,351

4

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
SUPPLEMENT TO EXAMPLES FOR CONTRIBUTORPLUS CONTRACTS
The following information supplements the Examples section in the ContributorPlus Contract prospectus.
Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider and Maximum Fund Operating Expenses and Rider Charges
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.80% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that:
•	you surrender your Contract at the end of the indicated period and the applicable early withdrawal charge is incurred; or

•	you annuitize your Contract for a fixed period of less than 10 years at the end of the indicated period and the applicable early withdrawal charge is incurred.
•	Table #2 assumes that:
•	you keep your Contract and leave your money in your Contract for the entire period: or

•	you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the indicated period.
Table #1: If you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$1,601	$2,869	$4,233	$8,150
After reimbursement	$1,491	$2,546	$3,710	$7,171
Table #2: If you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$701	$2,169	$3,733	$8,150
After reimbursement	$591	$1,846	$3,210	$7,171

5

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
SUPPLEMENT TO EXAMPLES FOR FLEX(b) CONTRACTS
The following information supplements the Examples section in the Flex(b) Contract prospectus.
Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider and Maximum Fund Operating Expenses and Rider Charges
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.50% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that:
•	you surrender your Contract at the end of the indicated period and the applicable early withdrawal charge is incurred; or

•	you annuitize your Contract for a fixed period of less than 10 years at the end of the indicated period and the applicable early withdrawal charge is incurred.
•	Table #2 assumes that:
•	you keep your Contract and leave your money in your Contract for the entire period: or

•	you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the indicated period.
Table #1: If you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$1,472	$2,685	$3,998	$7,901
After reimbursement	$1,361	$2,359	$3,467	$6,893
Table #2: If you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$672	$2,085	$3,598	$7,901
After reimbursement	$561	$1,759	$3,067	$6,893

6

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
SUPPLEMENT TO EXAMPLES FOR TRANITION20 CONTRACTS
The following information supplements the Examples section in the Transition20 Contract prospectus.
Example for Contract with Optional Withdrawal Benefit Rider, Optional Death Benefit Rider and Maximum Fund Operating Expenses and Rider Charges
Assumptions:
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit Rider with both the Enhanced Benefit and the Spousal Benefit when you purchase your Contract and the maximum rider charge of 2.10% is incurred.

•	You select the Enhanced Death Benefit Rider when you purchase your Contract.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.90% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that:
•	you surrender your Contract at the end of the indicated period and the applicable early withdrawal charge is incurred; or

•	you annuitize your Contract for a fixed period of less than 10 years at the end of the indicated period and the applicable early withdrawal charge is incurred.
•	Table #2 assumes that:
•	you keep your Contract and leave your money in your Contract for the entire period: or

•	you annuitize your Contract for life or for a fixed period of 10 years or more at the end of the indicated period.
Table #1: If you surrender your Contract at the end of the period or you annuitize your Contract for a fixed period of less than 10 years at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$1,411	$2,697	$3,778	$8,231
After reimbursement	$1,300	$2,375	$3,258	$7,261
Table #2: If you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contact for life or for a fixed period of 10 years or more at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years

Before reimbursement	$711	$2,197	$3,778	$8,231
After reimbursement	$600	$1,875	$3,258	$7,261

7

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
LIFETIME GRIP—GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction to Lifetime GRIP
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to your Contract. If you choose to activate the Rider, it will provide guaranteed withdrawal rights for the life of the Insured. You will be entitled to take withdrawals from your Contract equal to the Benefit amount even if the Contract values are zero.
The Rider may not be available in all states. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.
Definitions
Benefit
A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount
The amount on which Benefit payments and Rider charges are based.
Benefit Start Date
The first day that a Benefit under the Rider is to be paid.
Designated Subaccount
Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.
Enhanced Benefit
When elected, an additional Benefit available as set out in the Enhanced Benefit provision of the Rider.
Excess Withdrawal
Each withdrawal from the Contract on or after the Rider Effective Date except:
•	a withdrawal to pay Rider charges; or

•	a withdrawal to pay Rider Benefits.
Insured
The person whose lifetime is used to measure the Benefits under the Rider. The Insured on the Rider Issue Date is set out on the Rider specifications page.
•	If you are the individual who is the Owner of the Contract on the Rider Issue Date, you are the Insured, without regard to any joint owner.

•	If an Owner is not a human being, then the individual who is the Annuitant under the Contract is the Insured, without regard to any joint Annuitant.

•	The Insured cannot be changed after the Rider Issue Date. There is one exception to this rule. If the spouse of the person who is the Insured on the Rider Issue Date becomes the sole Owner or successor owner of the Contract before the Benefit Start Date, then that spouse will become the Insured.
Required Minimum Distribution
The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.
•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.

•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.

8

SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Reset Date
Each of the following dates is a Reset Date:
•	the Rider Effective Date;

•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;

•	any date before the Benefit Start Date on which ownership of the Contract is transferred to the spouse of the Insured if a Spousal Benefit is not in effect and your Account Value is less than the Benefit Base Amount; and

•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a Spousal Benefit is not in effect and the spouse of the Insured becomes the successor owner of the Contract.
Rider Effective Date
The Contract Effective Date or Contract Anniversary on which you activate the Rider.
Rider Issue Date
The date that the Rider is issued with or is added to your Contract. The Rider Issue Date is set out on the Rider specifications page.
Spousal Benefit
When elected, a Benefit that may be available for the life of the Spouse if the Insured dies after the Benefit Start Date. If you wish to add the Spousal Benefit to the Rider, you must elect this benefit at the time that you activate the Rider.
Spouse
The person who is the spouse of the Insured as of the Benefit Start Date.
•	A person will cease to be considered the Spouse at any time that the marriage of the Insured and that person is terminated other than by the Insured’s death.

•	A new Spouse cannot be substituted after the Benefit Start Date.
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate:
•	the Enhanced Benefit;

•	the Spousal Benefit; or

•	both the Enhanced Benefit and the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
You may not activate the Rider if:
•	you are the Insured and you are age 86 or older;

•	another person is the Insured and that person is age 86 or older;

•	you have not allocated or transferred your Account Value to the Designated Subaccounts;

•	you have activated the Guaranteed Minimum Withdrawal Benefit Rider and it is in effect;

•	an event has occurred that would terminate the Rider; or

•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
Reminder: Generally, the individual who owns the Contract is the Insured.
We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Required Allocations to Designated Subaccounts
On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select.
If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary.
After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.
The Designated Subaccounts are:
•	Ibbotson Balanced ETF Asset Allocation Portfolio-Class II

•	Ibbotson Conservative ETF Asset Allocation Portfolio-Class II

•	Ibbotson Growth ETF Asset Allocation Portfolio-Class II

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.
Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus. Additional information about how to transfer between investment options is located in the Transfers section of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Rider Charge
If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.
The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2009 and the maximum Rider charge rates are shown below.

For a Rider Activated			Rider with
Before May 1, 2009	Basic Rider		Spousal Continuation
	Current	Maximum	Current	Maximum

Standard Benefit (Lifetime GRIP)	0.65%	1.50%	0.80%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	0.80%	1.80%	0.95%	2.10%

For a Rider Activated			Rider with
On or After May 1, 2009	Basic Rider		Spousal Continuation
	Current	Maximum	Current	Maximum

Standard Benefit (Lifetime GRIP)	1.30%	1.50%	1.60%	1.80%
Enhanced Benefit (Lifetime GRIPplus)	1.60%	1.80%	1.90%	2.10%
For purposes of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.
We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.
We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount;

•	you take an Excess Withdrawal; or

•	your spouse becomes the Owner or successor owner of your Contract if the Spousal Benefit is not in effect.
If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.
We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Benefit Start Date
To begin taking the lifetime withdrawal Benefit, you must first designate a Benefit Start Date.
•	If you are the Insured, you must be at least 55 years old on the Benefit Start Date.

•	If another person is the Insured, that person must be at least 55 years old on the Benefit Start Date.

•	If a Spousal Benefit is in effect, both the Insured and the Spouse must be at least 55 years old on the Benefit Start Date.

•	The Benefit Start Date may not be after the date that the Rider terminates.
Reminder: Generally, the individual who owns the Contract is the Insured and his or her husband or wife on the Benefit Start Date is the Spouse.
To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.
You must pay off all loans under the Contract on or before the Benefit Start Date.
Benefit Payments
We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.
•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.

•	A Benefit payment may not be less than $50.
A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
Benefit Amount
The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.
The annual Benefit amount is determined as follows.
•	Determine the applicable Benefit Percentage (4.0% or 5.0%) from the table below.

•	Add the benefit booster (0.50%) to the Benefit Percentage if your Benefit Start Date is on or after the 10th anniversary of the Rider Effective Date.

•	Multiply the resulting percentage by the Benefit Base Amount on the date that the payment is to be made.
The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year.
The Benefit amount at any point in time is equal to:
•	the annual Benefit amount as determined at that point in time; less

•	the amount of each Benefit payment, if any, previously made during the current Contract Year.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Benefit
The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Benefit Percentage
On the Benefit Start Date, the Benefit Percentage is set and will not change.
•	If you are the Insured, the Benefit Percentage is based on your age on the Benefit Start Date.

•	If another person is the Insured on the Benefit Start Date, the Benefit Percentage is based on the Insured’s age on the Benefit Start Date.

•	If the Spousal Benefit is in effect and the Spouse is younger than the Insured, the Benefit Percentage is based on the Spouse’s age on the Benefit Start Date.

		Benefit Percentage
Age on Benefit Start Date	Benefit Percentage	with Benefit Booster

At least age 55 but under age 59 1/2	4.0%	4.5%
Age 59 1/2 or older	5.0%	5.5%
Reminder: Generally, the individual who owns the Contract is the Insured and his or her husband or wife on the Benefit Start Date is the Spouse.
Benefit Base Amount
The Benefit Base Amount is determined as follows.
•	Determine the Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received since the most recent Reset Date.
•	Add Rollup Amounts credited since the most recent Reset Date.
•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.
An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section of the prospectus.
Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Rollup Amounts. A rollup amount is a minimum guaranteed increase in the Benefit Base Amount.
The rollup amount for a Contract Year is calculated as follows.
•	Start with the rollup percentage of 6.0%.
•	Add the rollup booster (1.0%) if the Contract Year began after the 10th anniversary of the Rider Effective Date and there has been no Excess Withdrawal in any prior Contract Year.
•	Multiply the resulting percentage by the rollup base.
The rollup base for a Contract Year is calculated as follows.
•	Determine the Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received since the most recent Reset Date but before the beginning of the current Contract Year.
•	Add Purchase Payments that we have received during the current Contract Year multiplied by a fraction representing that portion of the Contract Year that the Purchase Payment was held under the Contract.
•	Subtract any amount not held in a Designated Subaccount at the end of that Contract Year.
A rollup period begins on any Reset Date that is before the Benefit Start Date and ends on the earliest of:
•	the completion of 10 full Contract Years, measured from the most recent Reset Date;
•	the date that you take an Excess Withdrawal; or
•	the Benefit Start Date.
A reset occurring within a rollup period will not end the rollup period, but will extend it.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
We will credit rollup amounts to the Benefit Base Amount at the end of each full Contract Year that is included in a rollup period. We will not credit any rollup amount for a Contract Year unless the full Contract Year is included in a rollup period.
Excess Withdrawal Adjustments. The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.
•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.
•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.
•	Subtract this proportional reduction amount from the Benefit Base Amount.
          Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	$	– 40,000	Minus Reduction	$	– 50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%
A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section of the prospectus.
If you take an Excess Withdrawal in a Contract Year, we will not credit any Rollup Amount to the Benefit Base Amount at the end of that Contract Year. If you take an Excess Withdrawal, the rollup booster will no longer be available to you.
If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Note that a Required Minimum Distribution taken from your Contract before the Benefit Start Date is an Excess Withdrawal. On the other hand, a Required Minimum Distribution taken from your Contract on or after the Benefit Start Date is not an Excess Withdrawal.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Resetting the Benefit Base Amount
As of each Contract Anniversary that the Rider is in effect and after any rollup amount for the prior Contract Year is credited, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.
A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary.
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.
You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
Examples showing how the Benefit Base Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section of the prospectus.
Termination of Benefit Payments
All rights to take Benefit payments will end on the earliest of:
•	the date that the Insured dies, if the Spousal Benefit is not in effect;
•	the date that the Insured dies if the Spousal Benefit is in effect but no Spouse survives the Insured;
•	the date that the Spouse dies, if the Spousal Benefit is in effect and the Spouse survives the Insured;
•	the completion of the maximum period that a benefit can be paid under the applicable rules of the Internal Revenue Code or similar provisions of the federal tax law; or
•	the date that the Rider terminates.
Enhanced Benefit After Age 65—Lifetime GRIPplus
The Rider will provide an enhanced benefit after age 65 if you elect the Enhanced Benefit at the time that you activate the Rider. To elect the Enhanced Benefit, you must make a Written Request.
If you elect the Enhanced Benefit, the Benefit amount (before any Benefit booster) will be doubled for one Contract Year provided the following conditions are satisfied:
•	you make a Written Request to take the Enhanced Benefit before the beginning of the Contract Year;
•	the Contract Year begins on or after the Benefit Start Date;
•	if the Insured is living, the Contract Year begins on or after the date that the Insured has reached age 65;
•	if a Spousal Benefit is in effect and the Spouse is living, the Contract Year begins after the date that the Spouse has reached age 65;
•	you have not already taken the Enhanced Benefit; and
•	the Rider has not terminated.
There is an additional charge for the Enhanced Benefit. Currently, the additional charge for the Enhanced Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Enhanced Benefit will never exceed 0.30% of the Benefit Base Amount.
Spousal Benefit
The Rider will provide withdrawal rights for the Spouse of the Insured if you elect the Spousal Benefit at the time that you activate the Rider. To elect the Spousal Benefit, you must make a Written Request.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his or her lifetime, a withdrawal Benefit provided the following conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;
•	the Spouse and the Insured are still married when the Insured dies; and
•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spousal Benefit will only be of value if all of these conditions are satisfied.
There is an additional charge for the Spousal Benefit. Currently, the additional charge for the Spousal Benefit for a Contract Year is 0.30% of the Benefit Base Amount. The additional charge for the Spousal Benefit will never exceed 0.30% of the Benefit Base Amount.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
If, during the life of the Insured and after the Benefit Start Date, the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
The election of the Spousal Benefit will not change the death benefit provisions of your Contract.
Impact of the Rider on the Contract
Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.
•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.
•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.
•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.
Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:
•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;
•	no additional Purchase Payments may be made to the Contract;
•	no Excess Withdrawals are possible; and
•	the Contract cannot be annuitized.
Annuity Benefit.
If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
The Annuity Benefit under your Contract will be not less than the annual Benefit amount determined as of the original Annuity Commencement Date shown on the Contract specifications page if:
•	you elect to annuitize your Contract with annual payments under a lifetime benefit option;
•	the actual Annuity Commencement Date is on or after the original Annuity Commencement Date; and
•	the actual Annuity Commencement Date occurs while the Rider is in effect and after the Benefit Start Date.
For variable dollar payments, this minimum benefit is calculated as of the applicable Commencement Date. Actual payments may drop below this minimum if Benefit Unit Values fall.
Please refer to the Variable Dollar Payments section of this prospectus for additional information about variable dollar payments.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Rider Provisions Related to Loans
If your Contract allows loans:
•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;
•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and
•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer to a Designated Subaccount the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to a Designated Subaccount the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount withdrawn will not be subject to an early withdrawal charge;
•	the amount withdrawn may be less than $500;
•	the amount withdrawn may reduce your Account Value below $500;
•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and
•	the amount withdrawn may completely exhaust your Account Value.
Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.
Termination of the Rider
All rights under the Rider will terminate upon any one of the following to happen:
•	your Written Request to decline or terminate the Rider;
•	a failure to hold funds in the Designated Subaccounts;
•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;
•	the complete payment of all Benefits that are due under the Rider;
•	the surrender or annuitization of the Contract;
•	a death that would give rise to a Death Benefit under the Contract, unless the Insured’s Spouse becomes the successor owner of the Contract before the Benefit Start Date or the Insured’s Spouse becomes the successor owner of the Contract when a Spousal Benefit is in effect; or
•	a transfer or assignment of an interest in the Contract unless to the Insured or to the spouse of the Insured before the Benefit Start Date, or to the Insured’s Spouse when a Spousal Benefit has been elected.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Example of Impact of Excess Withdrawal on Benefits
Guaranteed Lifetime Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.
•	Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit year.
•	Then assume that, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Examples of Benefit Base Amount Calculation for Guaranteed Lifetime Withdrawal Benefit Rider
These examples are intended to help you understand how the Base Benefit Amount is calculated and how rollup amounts, resets and Excess Withdrawals impact the Benefit Base Amount. The examples assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider anniversary on which your Account Value has increased over the Benefit Base Amount.
The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received and rollup amounts credited since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider	Purchase	Account	Rollup Amount Credited		Benefit Base Amount
Anniversary	Payment	Value	for prior Contract Year		for following Contract Year
0	$100,000	$100,000	n/a		$100,000 (	initial reset)
1	50,000	105,000	$6,000 (	6% of $100,000)	106,000 (	rollup)
2		160,000	6,000 (	6% of $100,000)	162,000 (	rollup + payment)
3		170,000	9,000 (	6% of $150,000)	171,000 (	rollup)
4		185,000	9,000 (	6% of $150,000)	185,000 (	elective reset)
5		183,000	11,100 (	6% of $185,000)	196,100 (	rollup)
6		180,000	11,100 (	6% of $185,000)	207,200 (	rollup)
7		202,000	11,100 (	6% of $185,000)	218,300 (	rollup)
8		230,000	11,100 (	6% of $185,000)	230,000 (	elective reset)
9		238,000	13,800 (	6% of $230,000)	243,800 (	rollup)

Example 2	Assume:		Then:
	Purchase
Rider	Payment or	Account	Rollup Amount Credited		Benefit Base Amount
Anniversary	Withdrawal	Value	for prior Contract Year		for following Contract Year
0	$100,000	$100,000	n/a		$100,000 (	initial reset)
1	-22,000	105,000	$6,000 (	6% of $100,000)	106,000 (	rollup)
2		88,000	6,000 (	6% of $100,000)	89,600 (	rollup - adjustment)
3		93,500	n/a (	excess withdrawal)	93,500 (	elective reset)
4		101,750	5,610 (	6% of $93,500)	101,750 (	elective reset)
5		100,650	6,105 (	6% of $101,750)	107,855 (	rollup)
6		99,000	6,105 (	6% of $101,750)	113,960 (	rollup)
7		111,100	6,105 (	6% of $101,750)	120,065 (	rollup)
8		126,500	6,105 (	6% of $101,750)	126,500 (	elective reset)
9		130,900	7,590 (	6% of $126,500)	134,090 (	rollup)
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.
Rollup Amounts. The rollup amounts ensure that the Benefit Base Amount will grow by a minimum factor over a period of up to 10 years since the most recent Reset Date.
•	In the first example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except the 4th and 8th Rider anniversaries.
•	In the second example, the rollup amounts result in a Benefit Base Amount that is greater than the Account Value on each Rider anniversary except for the 3rd, 4th, and 8th Rider anniversaries.
•	In the second example, there is no rollup amount credited at the end of the 3rd Contract Year because of the Excess Withdrawal taken on the 2nd Rider anniversary (which is the beginning of the 3rd Contract Year).
Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract. It also restarts the period during which rollup amounts may be credited and the base on which they are calculated.
•	In both examples, a reset election is made on the 4th and 8th Rider anniversaries because the Account Value has grown to an amount greater than the Benefit Base Amount (including rollup amounts).
•	In the second example, the loss of the rollup amount on account of the Excess Withdrawal also gives rise to a reset on the 3rd Rider anniversary.
Please note that, if you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
PAYPLAN—GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction to PayPlan
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even if the Contract values are zero.
The Rider may not be available in all states. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
An Excess Withdrawal, as defined below, will reduce the Benefit available under the Rider and may increase the Rider charges.
Definitions
Benefit
A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.
Benefit Base Amount
The amount on which Rider charges and Benefit payments are based.
Benefit Start Date
The first day that a Benefit under the Rider is to be paid.
Designated Subaccount
Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.
Excess Withdrawal
Each withdrawal from the Contract on or after the Rider Effective Date except:
•	a withdrawal to pay Rider charges; or
•	a withdrawal to pay Rider Benefits.
Required Minimum Distribution
The amount, if any, that is required to be distributed from the Contract for the current calendar year under Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract.
•	For purposes of the Rider, this amount will be computed based on the values of the Contract without considering any other annuity or tax-qualified account. It will be reduced by all prior withdrawals or Benefit payments from the Contract made in such calendar year.
•	For purposes of the Rider, we may choose to compute this amount disregarding changes in federal tax law after the Rider Issue Date that would increase it. We will notify you if we make this choice.
Reset Date
Each of the following dates is a Reset Date:
•	the Rider Effective Date;
•	a Contract Anniversary on which you elect to reset the Benefit Base Amount;
•	any date on which you assign or transfer an interest in the Contract to your spouse if your Account Value is less than the Benefit Base Amount; and
•	any date before the Benefit Start Date that would have been the Death Benefit Valuation Date if a spouse becomes the successor owner of the Contract and your Account Value on that date is less than the Benefit Base Amount.
Rider Effective Date
The Contract effective date or Contract Anniversary on which you activate the Rider.
Rider Issue Date
The date that the Rider is issued with or added to the Contract. The Rider Issue Date is set out on the Rider specifications page.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us;
•	on our form or in a manner satisfactory to us; and
•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
To obtain one of our forms, contact us at the above address, or call us at 1-800-789-6771.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a Written Request before the date on which the Rider is to take effect. The Rider is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
Once the Rider is activated, you may not participate in the dollar cost averaging or interest sweep programs otherwise available under the Contract.
You may not activate the Rider if:
•	you or any joint owner is age 86 or older;
•	an Owner is not a human being and the Annuitant is age 86 or older;
•	you have not allocated or transferred your Account Value to the Designated Subaccounts;
•	you have activated the Guaranteed Lifetime Withdrawal Benefit Rider and it is in effect;
•	an event has occurred that would terminate the Rider; or
•	we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contact, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;
•	you do not plan to take Benefit payments under the Rider for a significant period of time; or
•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Required Allocations to Designated Subaccounts
On the Rider Effective Date, your Account Value must be held in one or more Designated Subaccount(s) that you select.
If at that time any part of your Account Value is held in some other Subaccount or the Fixed Accumulation Account, we will reject your request to activate the Rider and you will not be able to activate the Rider until the following Contract Anniversary.
After the Rider Effective Date, you may transfer your Account Value only among the Designated Subaccounts.
The Designated Subaccounts are:
•	Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
•	Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
•	Ibbotson Growth ETF Asset Allocation Portfolio-Class II
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
These allocation rules do not apply to amounts held as collateral for a loan under your Contract. The rules applicable to loan collateral are explained in the Rider Provisions Related to Loans section below.
Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus. Additional information about how to transfer between investment options is located in the Transfers section of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Rider Charge
If you activate the Rider, there is a charge for the Rider for each Contract Year that the Rider is in effect. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider.
The Rider charge for a Contract Year is a percentage of the Benefit Base Amount. The current Rider charge rates as of May 1, 2009 and the maximum Rider charge rates are shown below.

	Current	Maximum

For a Rider activated before May 1, 2009	0.40%	1.00%
For a Rider activated on or after May 1, 2009	0.80%	1.00%

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
For purpose of calculating the Rider charge, we will determine the Benefit Base Amount as of the date immediately before the date that we assess the charge. We will assess the Rider charge for a Contract Year at the end of that Contract Year. We will also assess a prorated portion of the Rider charge for a Contract Year upon surrender of the Contract or other termination of the Rider.
We will take the Rider charge by withdrawing amounts proportionally from the Designated Subaccounts to which you have allocated your Account Value at the time the charge is taken. No early withdrawal charge or other charge or fee will be deducted on account of a withdrawal to pay Rider charges.
We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you do so on a date other than the Rider Issue Date;
•	you elect to reset the Benefit Base Amount;
•	you take an Excess Withdrawal;
•	you assign or transfer an interest in the Contract to your spouse; or
•	a spouse becomes the successor owner of the Contract.
The Rider charge will never exceed 1.00% of the Benefit Base Amount. If we change the Rider charge, the new Rider charge may apply to any Contract Year for which we have not yet assessed the charge.
We will permanently waive the Rider charge once your Account Value is fully depleted directly as a result of withdrawals for Benefit payments and Rider charges.
Benefit Start Date
To begin taking the withdrawal Benefit, you must first designate a Benefit Start Date. You must be at least 55 years old on the Benefit Start Date. If an Owner is not a human being, the Annuitant must be at least 55 years old on the Benefit Start Date. The Benefit Start Date may not be after the date that the Rider terminates.
To designate the Benefit Start Date, you must make a Written Request. We must receive this request at least 30 days before the date that the first Benefit payment is to be made.
You must pay off all loans under the Contract on or before the Benefit Start Date.
Benefit Payments
We will make Benefit payments upon your Written Request. You may request Benefit payments at any time or times on or after the Benefit Start Date.
•	A Benefit payment may be an amount up to the full Benefit amount available on the payment date.
•	A Benefit payment may not be less than $50.
A Benefit payment may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
Until your Account Value is exhausted, we will pay Benefits in the form of withdrawals from your Contract. We will make these withdrawals proportionally from the Designated Subaccounts to which you have allocated your Account Value as of the date the Benefit payment is made. After your Account Value is exhausted, we will pay Benefits under the Rider itself.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
Benefit Amount
The Benefit amount is the largest total amount that can be taken as a Benefit payment on or after the Benefit Start Date. It is determined each time that a Benefit payment is to be made.
The annual Benefit amount is 5% of the Benefit Base Amount on the date that the payment is to be made. The annual Benefit amount for the Contract Year that includes the Benefit Start Date will be prorated. The Benefit amount available for a Contact Year but not taken during that Contract Year may not be carried over to the next Contract Year.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
The Benefit amount available at any point in time on or after the Benefit Start Date is equal to:
•	the annual Benefit amount as then determined; less
•	the amount of any Benefit payment previously made during the current Contract Year.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Benefit
The annual Benefit amount for a Contract Year will never be less than the Required Minimum Distribution, if any, for the calendar year in which that Contract Year began.
Benefit Base Amount
The maximum total Benefits under the Rider will be equal to the Benefit Base Amount.
The Benefit Base Amount is determined as follows.
•	Determine the Account Value on the most recent Reset Date.
•	Add Purchase Payments that we have received since the most recent Reset Date.
•	Subtract an adjustment for each Excess Withdrawal, if any, since the most recent Reset Date.
An example of how an Excess Withdrawal impacts the Benefit under the Rider is included at the end of this section of the prospectus.
Although Benefit payments up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. In addition, they generally reduce Contract values, the Death Benefit, and the amount available for annuitization.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Excess Withdrawal Adjustments
The adjustment to the Benefit Base Amount for an Excess Withdrawal is calculated as follows.
•	Determine the percentage reduction in the Account Value on account of the Excess Withdrawal and any related early withdrawal charge or other charge or fee related to the Excess Withdrawal.
•	Multiply this percentage reduction by the Benefit Base Amount immediately before the Excess Withdrawal to determine the dollar amount of the proportional reduction.
•	Subtract this proportional reduction amount from the Benefit Base Amount.
          Example Showing Percentage Reduction

Account Value			Benefit Base Amount
Before Withdrawal		$160,000	Before Withdrawal		$200,000
Minus Withdrawal	$	– 40,000	Minus Reduction	$	– 50,000

After Withdrawal		$120,000	After Withdrawal		$150,000

Percentage Reduction			Percentage Reduction
40,000 / 160,000 =		25%	50,000 / 200,000 =		25%
A more complete example showing the impact of an Excess Withdrawal on Benefits is included at the end of this section of the prospectus.
If you take an Excess Withdrawal and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the Excess Withdrawal will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Resetting the Benefit Base Amount
As of each Contract Anniversary that the Rider is in effect, you may elect to reset the Benefit Base Amount to the Account Value on that Contract Anniversary, if higher. No reset may be elected if the Benefit Base Amount is higher than the Account Value on that Contract Anniversary.
A reset election must be made by Written Request. We must receive this Written Request no later than 30 days after the applicable Contract Anniversary.
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for any Contract Year for which the charge has not yet been taken.
You may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Contract Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Contract Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
Examples showing how the Benefit Base Amount is calculated and how resets and Excess Withdrawals impact the Benefit Base Amount are included at the end of this section of the prospectus.
Duration of Benefits
Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.
All rights to take Benefit payments will end on the earliest of:
•	the date that total Benefit payments made since the most recent Reset Date equal the current Benefit Base Amount;
•	the completion of the maximum period that a benefit can be paid under the rules of Section 72(s) or Section 401(a)(9) of the Internal Revenue Code or the similar provisions of federal tax law to the extent applicable to the Contract; or
•	the date that the Rider terminates.
Your right to take Benefit payments will last for 20 years if all of the following conditions are met: (1) each year you take Benefit payments exactly equal to 5% of the Benefit Base Amount, (2) you do not take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take Benefit payments of less than 5% of the Benefit Base Amount, your right to take Benefit payments may last for more than 20 years. If you take Benefit payments of more than 5% of the Benefit Base Amount because of a Required Minimum Distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take Benefit payments may last for fewer than 20 years.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Impact of the Rider on the Contract
Purchase Payments. If you activate the Rider, the following restrictions on Purchase Payments will apply.
•	Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year.
•	Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract.
•	We reserve the right to impose additional restrictions on Purchase Payments after the Benefit Start Date.
Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Exhausted Account Value. If your Account Value is completely exhausted by payment of Rider charges or Benefits or because the value of a Designated Subaccount falls to zero:
•	the Contract will not terminate until the Rider terminates; however, the only benefits available will be those provided by the Rider;
•	no additional Purchase Payments may be made to the Contract;
•	no Excess Withdrawals are possible; and
•	the Contract cannot be annuitized.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Rider Provisions Related to Loans
If your Contract allows loans:
•	an offset of a defaulted loan after the Rider Effective Date will be considered an Excess Withdrawal;
•	all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date; and
•	no new loans may be taken after the Benefit Start Date so long as the Rider is in effect.
In addition, special allocation rules apply to amounts held as collateral for loans. These rules are summarized in the table below.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer to a Designated Account the portion of your Account Value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date	We may require you to transfer to the Designated Subaccounts the portion of your Account Value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer to the Designated Subaccounts the portion of your Account Value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay Rider charges will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount withdrawn will not be subject to an early withdrawal charge;
•	the amount withdrawn may be less than $500;
•	the amount withdrawn may reduce your Account Value below $500;
•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below $500; and the amount withdrawn may completely exhaust your Account Value.
Withdrawals to pay Benefits will reduce the amount that may otherwise be taken without an early withdrawal charge or other charge or fee pursuant to the Free Withdrawal Privilege.
Termination of the Rider
All rights under the Rider will terminate upon any one of the following to happen:
•	your Written Request to decline or terminate the Rider;
•	a transfer or assignment of an interest in the Contract unless to the Owner’s spouse;
•	a failure to hold funds in the Designated Subaccounts;
•	an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;
•	the complete payment of all Benefits that are due under the Rider;
•	the surrender or annuitization of the Contract; or
•	a death that would give rise to a Death Benefit under the Contract, unless a spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Example of Impact of Excess Withdrawal on Benefits
Guaranteed Minimum Withdrawal Benefit Rider. This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
•	Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit year.
•	Now assume that, in the first and second Benefit years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.
Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit year	$20,000
Benefit amount for the Benefit year	– 6,250

Excess Withdrawal	$13,750
Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit year	– 6,250

Account Value before Excess Withdrawal	$108,750
Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction
Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195
Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit percentage	x 5%

New minimum withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit years	– 18,750

Benefits remaining	$90,445

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
Examples of Benefit Base Amount Calculation for Guaranteed Minimum Withdrawal Benefit Rider
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that: (1) you make the Purchase Payments shown, (2) gains, losses, and charges cause your Account Value to vary as shown, (3) you take no withdrawals except as shown, and (4) you elect to reset on each Rider Anniversary on which your Account Value has increased over the Benefit Base Amount.
The Benefit Base Amount is the Account Value of the Contract on the most recent Reset Date, plus Purchase Payments received since that Reset Date, and minus an adjustment for each Excess Withdrawal since that Reset Date.

Example 1	Assume:		Then:
Rider	Purchase	Account	Benefit Base Amount
Anniversary	Payment	Value	for following contract year

0	$100,000	$100,000	$100,000 (	initial reset)
1	50,000	105,000	105,000 (	elective reset)
2		160,000	160,000 (	elective reset)
3		170,000	170,000 (	elective reset)
4		185,000	185,000 (	elective reset)
5		183,000	185,000
6		180,000	185,000
7		202,000	202,000 (	elective reset)
8		230,000	230,000 (	elective reset)
9		238,000	238,000 (	elective reset)

Example 2	Assume:		Then:
	Purchase
Rider	Payment or	Account	Benefit Base Amount
Anniversary	Withdrawal	Value	for following contract year

0	$100,000	$100,000	$100,000 (	initial reset)
1	-22,000	105,000	105,000 (	elective reset)
2		88,000	88,000 (	elective reset)
3		93,500	93,500 (	elective reset)
4		101,750	101,750 (	elective reset)
5		100,650	101,750
6		99,000	101,750
7		111,100	111,100 (	elective reset)
8		126,500	126,500 (	elective reset)
9		130,900	130,900 (	elective reset)
The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of the Designated Subaccounts.
Resets. Resetting the Benefit Base Amount on a Rider anniversary allows the Rider to preserve any gains in the Account Value of the Contract.
•	In both examples, a reset election is made on each Rider anniversary other than the 5th and 6th anniversaries because the Account Value has grown to an amount greater than the prior Benefit Base Amount.
•	In the first example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $160,000 is greater than the prior Benefit Base Amount ($105,000) plus the Purchase Payment ($50,000).
•	In the second example, you may note that a reset is elected on the 2nd Rider anniversary because the Account Value of $88,000 is greater than the prior Benefit Base Amount ($105,000) less the adjustment for the Excess Withdrawal (20% or $21,000).
If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge.

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SUPPLEMENT TO BE UPDATED BY 485(B) POST-EFFECTIVE AMENDMENT
ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED ANNUITIES
Access100, ContributorPlus®, Flex(b), Transition20® and TotalGroup®
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either the Access100, the ContributorPlus, the Flex(b), the Transition20 or the TotalGroup Variable Annuity (the “Contract”). Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccount (collectively, the “Closed Subaccount”) investing in the following Portfolios:
Oppenheimer Variable Account Funds-Oppenheimer Balanced Fund/VA-Service Shares
The Oppenheimer Balanced Fund Closed Subaccount is an additional investment option available only to Contract Owners or Participants who held Accumulation Units in the Subaccount on April 30, 2009. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccount described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts, including the Closed Subaccount. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for Access100 is 333-148676; ContributorPlus 333-148459; Flex(b) 333-148444; Transition20 333-148387 and TotalGroup 333-148940.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of the Contract as it contains specific contractual provisions and conditions. If the terms of the Contract differ from those in the Contract Prospectus, you should rely on the terms in the Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured

•	The Contracts are obligations of the Company and not of the bank or credit union

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts

•	The Contracts involve investment risk and may lose value

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FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information with respect to the Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for the Closed Subaccount for the period ended December 31, 2008
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers the Closed Subaccount only to the Contract Owners or Participants who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). The Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolio, the investment advisory services and administrative services of the Portfolio, and the charges of the Portfolio.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to the Closed Subaccount or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA — Service Shares	OppenheimerFunds Balanced
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Closed Subaccount only if you had Accumulation Units in that Closed Subaccount as of April 30, 2009. This investment option will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccount described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner or Participant bears the risk of investment gain or loss on amounts allocated to the Closed Subaccount or any other Subaccounts.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to

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be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

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APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Access100; the ContributorPlus; the Flex(b); the Transition20 and the TotalGroup variable annuities with respect to the Closed Subaccount from the end of the year of inception (the commencement date of the public offering of the Contracts) through December 31, 2008. This information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for the Closed Subaccount shown was 10.00000 as of April 30, 2008.
Access 100

	Number of		Number of
Standard	Standard	Enhanced	Enhanced
(1.75% Total	(1.75% Total	(1.95% Total	(1.95% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Balanced Fund/VA Service Shares
5.790847	9.920	5.782902	0.000	12/31/08
ContributorPlus

	Number of		Number of
Standard	Standard	Enhanced	Enhanced
(1.55% Total	(1.55% Total	(1.75% Total	(1.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Balanced Fund/VA Service Shares
5.798780	10.320	5.790847	0.000	12/31/08
Flex(b)

	Number of		Number of
Standard	Standard	Enhanced	Enhanced
(1.25% Total	(1.25% Total	(1.45% Total	(1.45% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Balanced Fund/VA Service Shares
5.810678	4,005.178	5.802745	0.000	12/31/08

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TotalGroup

Standard	Number of Standard	Standard	Number of Standard
(0.75% Total	(0.75% Total	(1.00% Total	(1.00% Total
Separate	Separate	Separate	Separate
Account Expenses)	Account Expenses)	Account Expenses)	Account Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Balanced Fund/VA Service Shares
5.830476	0.000	5.820592	9.920	12/31/08
Transition20

Standard	Number of Standard	Standard	Number of Standard
(1.65% Total	(1.65% Total	(1.85% Total	(1.85% Total
Separate	Separate	Separate	Separate
Account Expenses)	Account Expenses)	Account Expenses)	Account Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Balanced Fund/VA Service Shares
5.794814	1,505.094	5.786875	0.000	12/31/08

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APPENDIX B: PORTFOLIOS
This table includes the following information about the Portfolio:
•	The name of the Portfolio in which the corresponding Subaccount invests
•	The series or class of shares of the Portfolio in which the corresponding Subaccount invests
•	The name of the Portfolio’s advisor
•	The name of any sub-advisor of the Portfolio
•	A summary of the Portfolio’s investment objective and strategy
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA — Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
Access100 Contracts
ContributorPlus® Contracts
Flex(b) Contracts
TotalGroup® Contracts
Transition20® Contracts
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2010, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.
•	Access100 Contracts File No. 333-148676
•	ContributorPlus Contracts File No. 333-148459
•	Flex(b) Contracts File No. 333-148444
•	TotalGroup Contracts File No. 333-148940
•	Transition20 Contracts File No. 333-148387
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
Separate Account and Subaccounts
We established the Separate Account on November 7, 2001, as an insurance company separate account under the laws of the State of Ohio. It is divided into Subaccounts that invest in corresponding Portfolios. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of the applicable prospectus.
PORTFOLIOS
General Information
If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.
We select the portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.
Revenue We Receive from the Portfolios and/or Their Service Providers
The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

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The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.
Rule 12b-1 Fees
The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.15% to 0.25%.
Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”)
The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.05% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.
Other Payments
The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.
SERVICES
Telephone, Facsimile and Internet Instructions for Transfer Requests
We currently accept transfer requests by telephone, by facsimile or over the Internet. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss.
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

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Experts
The financial statements of the Separate Account at December 31, 2009 and for each of the two years in the period then ended, and of the Company at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any Contract.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended		Year End		Year End
Contract and	12/31/2009		12/31/2008		12/31/2007
Registration No.	Received	Retained	Received	Retained	Received	Retained
Access100 333-148676			$5,329	$0	—	—
ContributorPlus® 333-148459			$57,725	$0	—	—
Flex(b) 333-148444			$57,312	$0	—	—
TotalGroup® 333-148940			$227	$0	—	—
Transition20® 333-148387			$34,696	$0	—	—
Special Compensation Paid to GAA
We pay for GAA’s operating and other expenses, including overhead, legal, and accounting fees. We may also pay for certain sales expenses of GAA: sales representative training materials, marketing materials and advertising expenses, and certain other expenses of distributing the Contracts. In addition, we contribute indirectly to the deferred compensation arrangements for GAA’s sales representatives.
GAA pays its sales representatives a portion of the commissions received for their sales of the Contracts. GAA’s sales representatives and their managers are also eligible for various cash benefits, such as cash production incentive bonuses based on aggregate sales of AILIC Contracts and/or other insurance products we issue, as well as certain insurance benefits and financing arrangements.
In addition, GAA’s sales representatives who meet certain productivity, persistency and length of service standards and their managers may be eligible for additional non-cash compensation items. Non-cash compensation items that may be provided jointly by GAA and the Company include attendance at conferences, conventions, seminars and trips (including travel, lodging and meals in connection therewith); entertainment; awards; merchandise and other similar items. By selling AILIC Contracts, sales representatives and their managers may qualify for these benefits. GAA’s sales representatives and managers may receive other payments from the Company for services that do not directly

5

involve the sale of AILIC Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.
[next paragraph will be updated by post-effective amendment]
In 2008, we paid $50,000 to GAA in connection with its sales conference.
Additional Compensation Paid to Selected Selling Firms
To the extent permitted by FINRA rules, GAA may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursements to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements. In addition, the Company may pay certain selling firms additional cash amounts in the form of shelf space or preferred status fees in return for enhanced marketing services and increased access to the selling firm’s sales representatives. Payments for preferred status treatment of AILIC Contracts in the selling firm’s marketing programs are based on past or anticipated sales of AILIC Contracts and other criteria. In addition to revenue sharing payments and compensation for preferred status, such selling firms may receive separate compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring conferences and seminars, paying travel expenses incurred in connection with these events, sponsoring sales and advertising campaigns for AILIC Contracts, and/or other services they provide to the Company. To the extent permitted by law, GAA and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell AILIC Contracts. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
[next two paragraphs will be updated by post-effective amendment]
In 2009, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for the Money Market Subaccount)
Performance information is based on historical information and is not intended to indicate future performance. Descriptions of the methods used to calculate total return and yield are set out below.

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We may include ranking information in reports to Contract owners and in marketing materials. This information may include rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages;
•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;
•	compare investment return on a tax-deferred basis with currently taxable investment return; and
•	illustrate investment returns by graphs, charts, or otherwise.
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

N	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.
Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000

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In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccount
Current Annualized Yield
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1
Additional Information about Yields
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.

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ANNUITANTS
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
•	For a Tax Qualified Contract
The Annuitant must be the Owner. If the Owner is a plan sponsor or trustee, then the Annuitant is the designated natural person for whose benefit the Contract was purchased and this designation cannot be changed.
•	For any other Contract

The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.
•	A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

•	A designation may name a natural person as contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.
Except as provided below, you generally may make or change a designation of Annuitant at any time before the Commencement Date. A designation of Annuitant must be made by Written Request.
A designation of Annuitant may not be made or changed at any time that an Owner is a non-natural person unless it is before the Contract effective date.
Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.
•	Annuity Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
BENEFICIARIES
The Beneficiary is the person entitled to receive any Death Benefit that is to be paid under this Contract. The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option B and Option C).
•	If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you.
•	If there is no joint owner who survives you, than the Beneficiary is the person or persons whom you designate.
•	If there is no joint owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.
•	Death Benefit payments may be paid as a tax-free exchange, transfer or rollover to or for an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are payable with respect to a payment interval that ends after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.

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Joint Beneficiaries. You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares.
Contingent Beneficiaries. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
How to Designate a Beneficiary or Change a Designation
You may make or change a designation of Beneficiary at any time so long as you have not specified that a prior designation is irrevocable and no death has occurred for which a Death Benefit is payable. A designation of Beneficiary must be made by Written Request. The Written Request must be received on or before the date of death for which a Death Benefit is payable.
Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
PAYEES
A payee is a person to whom benefits are paid under this Contract.
•	For a Tax Qualified Contract
You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.
The Beneficiary is the payee of the Death Benefit.
•	For any other Contract
The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.
The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a payee other than the Owner can have adverse tax consequences.
•	Designation of Payees for Annuity Benefits
You may designate a contingent payee to receive Annuity Benefit payments that are payable with respect to a payment interval that ends after the death of the payee.
If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.
Failing that, we will make such payments to the estate of the last payee who received payments.
Unless you have specified that a prior designation is irrevocable, you may designate or change the payee or contingent payee at any time subject to the limits on primary payees set out in the Settlement Options section of this prospectus.
•	Designation of Payees for Death Benefits
As part of any Death Benefit settlement option election that you make, you may designate a contingent payee to receive Death Benefit payments that are payable with respect to a payment interval that ends after the death of the Beneficiary.

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If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.
Failing that, we will make such payments to the estate of the last payee who received payments.
A Beneficiary may not change a contingent payee designation made by you as part of any Death Benefit settlement option election that you made. A Beneficiary may make or change any other payee or contingent payee designation at any time.
A Beneficiary that is a non-natural person may elect to have payments based on the life of person to whom the Beneficiary is obligated. This election may be made by Written Request before the Death Benefit Commencement Date.
GLOSSARY OF FINANCIAL TERMS
Account Value
The aggregate value of your interest in the Fixed Accumulation Account and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in the Fixed Accumulation Account is the “Fixed Account Value.”
The Account Value at any time is net of any fees, charges, deductions, withdrawals, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Variable Account Value
At any time before the Annuity Commencement Date, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Fixed Account Value
At any time before the Annuity Commencement Date, the Fixed Account Value for this Contract is equal to:
•	Purchase Payment(s) that are allocated to the Fixed Accumulation Account; plus
•	amounts transferred to the Fixed Account; plus
•	interest credited to the Fixed Account; less
•	any withdrawals, surrender, and transfers from the Fixed Account; and less
•	any fees, charges, deductions and other adjustments made as described in the Contract.
Accumulation Unit
The accumulation unit is a unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.”
Purchase Payment(s) that are allocated to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00 and the initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value is calculated at the end of each Valuation Period. The Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Accumulation Unit Values will vary as a result of the varying investment performance of the Portfolios. The deduction of the mortality and expense risk charge and the administration charge also affects the Accumulation Unit Values.
Net Investment Factor
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be

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greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The formula for determining the Net Investment Factor for any Subaccount for any Valuation Period is:
(A / B) – C = Net Investment Factor
In this formula, A equals:
•	the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the applicable Valuation Period; plus

•	the per share amount of any dividend or net capital gain distributions made by the Portfolio held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

•	a per share credit or charge for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount.
In this formula, B equals the Net Asset Value per share of the Portfolio held in the Subaccount, determined at the end of the preceding Valuation Period.
In this formula, C equals the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.
The term “Net Asset Value” in the formula above means the amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Benefit Unit Transfer Formulas
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount

UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)

BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount

UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
          Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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FORM OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS
Benefit payments may be calculated and paid as fixed dollar payments, variable dollar payments, or a combination of both. The stream of payments, whether fixed dollar or variable dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
You may request that Annuity Benefit payments or Death Benefit payments be made as fixed dollar payments, variable dollar payments, or a combination of both.
Fixed Dollar Payments
The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments. We then deduct a pro-rata portion of the Contract maintenance fee. The resulting amount, expressed in thousands of dollars is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.
Variable Dollar Payments
The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Accumulation Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Accumulation Account will be allocated among the Subaccounts by Written Request. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Variable Dollar base payment on the Commencement Date is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.
The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due.
Number of Benefit Units. The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the person controlling payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
Benefit Unit Values. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

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Subsequent to the Commencement Date, the actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment.
We will deduct a pro-rata portion of the Contract Maintenance Fee from each payment.
FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection,

14

quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-Tax Qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2009 and for the years ended December 31, 2009 and 2008, and the Company’s audited financial statements at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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PART C
Other Information

Note:	This Part C contains information related to Access100 individual variable annuity contract (File No. 333-148676) and Annuity Investors Variable Account C.
Item 24.
Financial Statements and Exhibits
(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company authorizing establishment of Annuity Investors Variable Account C. 4/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors, Inc. 4/
(b)	Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors, Inc., and another broker-dealer. 4/
(4)	Contract Forms, Endorsements and Riders.
(a)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1814607NW). 10/

(b)	Form of Enhanced Death Benefit Rider (R1815608NW). 9/

(c)	Form of Extended Care Waiver Rider (R6020808NW). 9/

(d)	Form of Terminal Illness Rider (R6019408NW). 9/

(e)	Form of Guaranteed Lifetime Withdrawal Benefit Rider (R1815408NW). 9/

(f)	Form of Guaranteed Minimum Withdrawal Benefit Rider (R1815508NW). 9/

(g)	Form of IRA Endorsement (E6003002NW). 9/

(h)	Form of Roth IRA Endorsement (E6003102NW). 9/

(i)	Form of SIMPLE IRA Endorsement (E6003202NW). 9/

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(j)	Form of Inherited IRA Endorsement (E6014507NW). 9/

(k)	Form of Tax Sheltered Annuity Endorsement (TSA 403(b), and Employer Plan TSA) (E6003305NW). 9/

(l)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement (401(a) Pension or Profit Sharing) (E6003405NW). 9/

(m)	Form of Section 457 Governmental Plan Endorsement (E6003505NW). 9/

(n)	Form of Employer Plan Endorsement (Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (EPLAN (Rev. 2/98)-3). 9/

(o)	Form of Loan Endorsement (TSA 403(b), Employer Plan TSA, 401(a) Pension or Profit Sharing, and Section 457 Governmental Plan) (E1808703NW). 9/

(p)	Form of Loan Endorsement (Access100 Only) (E1816008NW). 11/
(5)	(a)	Form of Order Ticket (used in lieu of application) (A1814907NW). 9/
(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. 1/
(i)	Amendment to Articles of Incorporation adopted April 9, 1996, and approved by Secretary of State of Ohio on July 11, 1996. 2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996, and approved by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company. 3/
(7)	Not Applicable.

(8)	Other Material Contracts.
(a)	Service Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

(b)	Agreement (GAA) between AAG Securities Inc. (now Great American Advisors, Inc.) and AAG Insurance Agency, Inc. 2/

(c)	Investment Services Agreement (GAFRI) between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (now Great American Financial Resources, Inc.). 2/

2

(d)	AIM Variable Insurance Funds: Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. 4/
(i)	AIM Variable Insurance Funds: Amendment effective July 1, 2002, to Participation Agreement. 4/

(ii)	AIM Variable Insurance Funds: Amendment dated April 30, 2004, to Participation Agreement. 5/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 11/
(e)	AIM: Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company and AIM Advisors, Inc. 4/

(f)	AIM: Agreement (Trademarks and Fund Names) dated April 4, 2001, among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc., and AIM Variable Insurance Funds. 4/

(g)	AIM: Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 4/

(h)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 11/
(i)	AllianceBernstein Variable Products Series Fund, Inc.: Participation Agreement among Annuity Investors Life Insurance Company, Great American Advisors, Inc., AllianceBernstein Investments, Inc. and AllianceBernstein Variable Products Series Fund, Inc. dated as of May 1, 2008. 11/

(j)	AllianceBernstein: Administration Services Agreement between Annuity Investors Life Insurance Company and AllianceBernstein Investments, Inc. dated as of May 1, 2008. 12/

(k)	American Century: Shareholder Services Agreement dated November 10, 2004, between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. 5/

(l)	American Century: Shareholder Information Agreement between American Century Investment Services, Inc. and Annuity Investors Life Insurance Company dated as of October 16, 2006. 11/

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(m)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC, and Annuity Investors Life Insurance Company. 8/
(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 11/
(n)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 11/

(o)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 11/

(p)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC, and Annuity Investors Life Insurance Company. 8/
(i)	Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 11/
(q)	Dreyfus: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus Service Corporation. 4/

(r)	Dreyfus: Amended and Restated Letter Agreement dated April 24, 1997, between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 2/
(i)	Dreyfus: Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement. 4/

(ii)	Dreyfus: Second Amendment dated December 1, 2004, to Agreement. 5/
(s)	Dreyfus Stock Index Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Life And Annuity Index Fund, Inc. (Dreyfus Stock Index Fund). 2/
(i)	Dreyfus Stock Index Fund: Amendment dated July 1, 2002, to Participation Agreement. 4/
(t)	Dreyfus Socially Responsible Growth Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Amendment dated July 1, 2002, to Fund Participation Agreement. 4/

4

(u)	Dreyfus Variable Investment Fund: Participation Agreement dated November 21, 1995, between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Investment Fund: Amendment dated July 1 2002, to Participation Agreement. 4/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007, to Participation Agreement. 8/
(v)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 11/

(w)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 11/

(x)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 11/

(y)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 11/

(z)	FIVIT Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc., and ALPS Distributors, Inc. 8/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 11/
(aa)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 11/

(bb)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 8/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 11/

5

(cc)	Franklin Templeton Variable Insurance Products Trust: Administrative Services Agreement between Annuity Investors Life Insurance Company and Franklin Templeton Services, LLC. 11/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 11/
(dd)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 11/

(ee)	Janus Aspen Series: Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. 4/
(i)	Janus Aspen Series: Amendment dated July 1, 2002, to Participation Agreement. 4/

(ii)	Janus Aspen Series: Amendment to Participation Agreement as of December 1, 2005. 7/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 11/
(ff)	Janus: Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company and Janus Distributors, Inc. 4/

(gg)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 11/

(hh)	Neuberger Berman Advisers Management Trust: Participation Agreement dated July 1, 2002, among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and Annuity Investors Life Insurance Company. 4/

(ii)	Neuberger Berman: Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company. 4/

(jj)	Neuberger Berman: Rule 22c-2 Shareholder Information Agreement between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company dated as of March 15, 2007. 11/

(kk)	Oppenheimer Variable Account Funds: Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds, and Oppenheimer Funds, Inc. 4/

6

(ll)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company and the Oppenheimer Variable Account Funds. 6/

(mm)	Oppenheimer: Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Oppenheimer Funds, Inc. 4/

(nn)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 11/

(oo)	PIMCO Variable Insurance Trust: Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company. 4/

(pp)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors LLC. 5/

(qq)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005, to Participation Agreement among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors, LLC. 7/

(rr)	PIMCO: Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company. 4/

(ss)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 11/

(tt)	Van Kampen Universal Institutional Funds: Participation Agreement dated May 1, 1997, among Annuity Investors Life Insurance Company, Morgan Stanley Universal Funds, Inc. (now The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (now Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (now Morgan Stanley Investments LP). 2/
(i)	Van Kampen Universal Institutional Funds: Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997. 4/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007, to Participation Agreement. 8/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 11/

7

(uu)	Van Kampen: Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley Investment Management Inc., and Morgan Stanley Investments LP. 4/

(vv)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 11/

(ww)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc., and Annuity Investors Life Insurance Company. 8/

(xx)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement between Wilshire Variable Insurance Trust and Annuity Investors Life Insurance Company dated as of May 1, 2008. 12/

(9)	Opinion and Consent of Counsel. 10/

(10)	Consent of Independent Registered Public Accounting Firm. 14/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 13/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B on December 23, 1996. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account B on June 3, 1997. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

3/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account B on November 17, 1998. 1933 Act File No. 333-51955, 1940 Act File No. 811-08017

4/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on July 25, 2002. 1933 Act File No. 333-88300, 1940 Act File No. 811-21095,

5/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors Variable Account C on or about March 1, 2005. 1933 Act File No. 333-88302, 1940 Act File No. 811-21095

8

6/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account A on or about April 27, 2005.
1933 Act File No. 033-65409, 1940 Act File No. 811-07299

7/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors Variable Account B on April 28, 2006. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

8/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors Variable Account B on May 1, 2007. 1933 Act File No. 333-19725, 1940 Act File No. 811-08017

9/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148387, 1940 Act File No. 811-21095

10/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 25, 2008. 1933 Act File No. 333-148676, 1940 Act File No. 811-21095

11/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on April 27, 2009. 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095

12/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors Variable Account C on February 16, 2010. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095

13/	Filed herewith.

14/	To be filed by amendment.

9

Item 25.
Directors and Officers of Annuity Investors Life Insurance Company
The principal business address of each director and officer of Annuity Investors Life Insurance Company is 250 East Fifth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director
Christopher P. Miliano	Director
Mark Francis Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Charles R. Scheper	Director and President & Chief Executive Officer
Richard L. Magoteaux	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Mathew Dutkiewicz	Senior Vice President
Michael C. Frings	Senior Vice President
Catherine A. Crume	Vice President
James L. Henderson	Vice President
Dale Herr	Vice President
Brian Sponaugle	Vice President
Richard Crago	Assistant Vice President & Appointed Actuary
William T. Gaynor, Jr.	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	Assistant Vice President
Rebecca J. Schriml	Assistant Vice President
William C. Ellis	Assistant Treasurer
Thomas E. Mischell	Assistant Treasurer

Item 26.
Persons Controlled by or Under Common Control with the Depositor and Registrant
The Depositor, Annuity Investors Life Insurance Company is a wholly-owned subsidiary of Great American Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources, Inc.
Annuity Investors Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.
A chart indicating the persons controlled by or under common control with the Company is set forth below.

10

A chart indicating the persons controlled by or under common control with the Company is set forth below.
AFG ORGANIZATIONAL CHART

			% of Stock Owned by
		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust II	Delaware	02/04/1997	100	Statutory Trust
|__American Financial Capital Trust III	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Capital Trust IV	Delaware	06/25/2003	100	Statutory Trust
|__American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc	Delaware	05/30/1974	100	Real Estate Developer
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc	Delaware	11/18/1983	100	Holding Company
|__ESC, Inc	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66.67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency

11

			% of Stock Owned by
		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)		Nature of Business
|__Premier Lease & Loan Services of Canada, Inc	Washington	02/28/1991	100		Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100		Workers' Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100		Workers' Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100		Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100		Real Estate Holding Company
|__Flextech Holding Co., Inc	Ohio	08/31/2000	100		Packing Manufacturer
|__GAI Holding Bermuda Ltd	Bermuda	10/03/2007	100		Holding Company
|__GAI Indemnity, Ltd	United Kingdom	09/27/2007	100		Lloyd's Corporate Member
|__Marketform Group Limited	United Kingdom	07/12/2002	67.24		Holding Company
|__Marketform Holdings Limited	United Kingdom	06/15/1998	100		Holding Company
|__Caduceus Underwriting Limited	United Kingdom	11/04/2002	100		Inactive
|__Lavenham Underwriting Limited	United Kingdom	08/15/2002	100		Lloyd's Corporate Member
|__Marketform Limited	United Kingdom	11/02/1988	100		Underwriting Intermediary
|__Gabinete Marketform SL	Spain	04/29/1996	100		Claims Handling & Client Services
|__Marketform Australia Pty Limited	Australia	03/12/2004	100		Claims Handling & Client Services
|__Studio Marketform SRL	Italy	05/05/2006	100		Claims Manager
|__Marketform Management Services Limited	United Kingdom	11/08/2002	100		Service Company
|__Marketform Managing Agency Limited	United Kingdom	06/15/1998	100		Managing Agency
|__Sampford Underwriting Limited	United Kingdom	04/22/2003	100		Lloyd's Corporate Member
|__Marketform Trust Company Limited	United Kingdom	10/22/2004	100		Trustee
|__Great American Financial Resources, Inc	Delaware	11/23/1992	100	(2)	Insurance Holding Company
|__AAG Holding Company, Inc	Ohio	09/11/1996	100		Holding Company
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100		Financing Entity
|__Great American Life Insurance Company	Ohio	12/29/1961	100		Life Insurance Company
|__Aerielle, LLC	Delaware	02/13/2009	60	(2)	Marketing of Consumer Electronic Products
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100		Life Insurance Company
|__Bay Bridge Marina Management, LLC	Maryland	06/30/2009	85		Liquor License Holder for Bay Bridge Grill
|__Brothers Management, LLC	Florida	06/11/2004	99		Restaurants & Ships Store
|__Consolidated Financial Corporation	Michigan	09/10/1985	100		Retirement & Financial Planning Company
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005	100		Holding Company
|__GALIC Brothers, Inc	Ohio	11/12/1993	80		Real Estate Management
|__GALIC Port Orange, LLC	Florida	09/28/2009	80	(2)	Mortgage Holder-Legacy at Crystal Lake Apartments
|__Galic Storage LLC	Florida	12/17/2009	100	(2)	Title holder — Tropical Storage
|__GALIC-Tuscany Ridge, LLC	Florida	12/10/2009	100	(2)	Mortgage Holder — Tuscany Ridge Apartments
|__Great American Life Insurance Company of New York	New York	12/23/1963	100		Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100		Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100		Life Insurance Company
|__ADL Financial Services, Inc	North Carolina	09/10/1970	100		Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100		Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100		Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100		Credit Union Marketing

12

			% of Stock Owned by
		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Manhattan National Holding Corporation	Ohio	08/27/2008	100	Holding Company
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc	Texas	05/19/2003	100	Intermediate Holding Company
|__UTA Brokerage Group, LP	Texas	05/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc	Kentucky	12/06/1994	100	Insurance Agency
|__Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|__Ceres Administrators, L.L.C	Delaware	12/04/1998	100	Administration Company
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/29/2000	100	Inactive
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|__Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
|__Continental General Insurance Company	Ohio	05/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
|__Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc	Delaware		100	Inactive
|__Great American Holding, Inc	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Ohio	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Assurance Company	Ohio	08/13/1992	100	Property/Casualty Insurance
|__Mid-Continent Excess and Surplus Insurance Company	Delaware	07/10/2009	100	Excess and Surplus Lines Insurance
|__Mid-Continent Specialty Insurance Services, Inc	Oklahoma	06/15/2009	100	Surplus Lines Brokerage
|__Oklahoma Surety Company	Ohio	08/05/1968	100	Special Coverage Insurance Company
|__Premier International Insurance Company	British West Indies	11/19/2008	100	Direct Write Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__American Signature Underwriters, Inc	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/10/2006	100	Limited Liability Company Member

13

			% of Stock Owned by
		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/10/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S.A. de C.V	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, S.A. de C.V	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	Unincorporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__Great American Claims Services, Inc	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Insurance Agency, Inc	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd’s, Inc	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Key Largo Group, Inc	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53.78	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Insurance Agency, Inc	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group

14

			% of Stock Owned by
		Date of	Immediate Parent
	State of Domicile	Incorporation	Company (1)	Nature of Business
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc	Ohio	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc	Pennsylvania	06/23/1995	100	Litigation & Claims Support Services
|__Penn Central U.K. Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__Pinecrest Place LLC	Florida	11/05/2009	100	Mortgage Holder-Miami-Coconut Palm Estates
|__PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Preferred Market Solutions, LLC	Ohio	01/08/2008	100	Brokerage Consultant Business
|__Professional Risk Brokers, Inc	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Strategic Comp Holdings, L.L.C	Louisiana	12/28/2002	100	Holding Company
|__Strategic Comp Services, L.L.C	Louisiana	12/31/2002	100	Claims Services Provider
|__Strategic Comp, L.L.C	Louisiana	12/31/2002	100	Insurance Agency
|__One East Fourth, Inc	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc	Ohio	04/29/1976	100	Inactive
|__AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
|__Superior NWVN of Ohio, Inc	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc	Ohio	08/10/1966	100	Real Estate Holding Company

expFootnote

(2)	Total percentage owned by parent shown and by other affiliated company(s).

Item 27.
Number of Contract Owners
[To be updated by post-effective amendment]

15

As of March 31, 2010, there were ___ contract owners of Access100 individual flexible premium deferred variable annuity contracts of which ___ were qualified contracts and 1 was non-qualified.
Item 28.
Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

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Item 29.
Principal Underwriter
(a)	Great American Advisors, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940. It is also the underwriter and distributor of Annuity Investors Variable Account C.

Great American Advisors, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

(b)	Directors and Officers of Great American Advisors, Inc.

The principal business address of each director and officer of Great American Advisors, Inc. is 525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
James Lee Henderson	President and Director
Mark Francis Muething	Vice President & Secretary and Director
Peter J. Nerone	Vice President
Paul Ohlin	Treasurer
Shawn Mihal	Chief Compliance Officer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30.
Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Company’s Administrative Office.
Item 31.
Management Services
Not Applicable.
Item 32.
Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication

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affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

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SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 15th day of February 2010.

ANNUITY INVESTORS® VARIABLE ACCOUNT C (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President and Chief Executive Officer Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President and Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statements has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	President and Chief Executive Officer	February 15, 2010
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	February 15, 2010
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	February 15, 2010
Stephen Craig Lindner*

/s/ Mark Francis Muething	Director	February 15, 2010
Mark Francis Muething*

/s/ Christopher P. Miliano	Director	February 15, 2010
Christopher P. Miliano*

/s/ Michael J. Prager	Director	February 15, 2010
Michael J. Prager*

/s/ John P. Gruber
*John P. Gruber as Attorney-in-Fact		February 15, 2010

ANNUITY INVESTORS VARIABLE ACCOUNT C
Acesss100 Contract—File No. 333-148676
EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	Powers of Attorney